YEAR 2000 ISSUES (UNAUDITED)

  The fund could be adversely affected if the computer systems used by The Dreyfus Corporation and the fund' s other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

DREYFUS INVESTMENT PORTFOLIOS, CORE VALUE PORTFOLIO
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

   We are pleased to provide you with this first annual report for Dreyfus Investment Portfolios -- Core Value Portfolio for the period from its inception on May 1, 1998 through December 31, 1998. Over this period, your Portfolio's total return was -5.59%.* This compares with a total return of 11.72% for the Standard & Poor' s 500 Composite Stock Price Index (S&P 500) for the same period.**

ECONOMIC REVIEW

   During 1998, the main regions of the world had very different economic fundamentals. The U.S. entered the year with a strong economy near full employment, with unemployment only slightly above 4%. The tight labor market led the Federal Reserve Board to contemplate a rise in interest rates early in the year, but world economic weakness generated powerful enough disinflationary forces that the Fed acted instead to ease credit beginning in September. After many years of subpar economic growth, continental Europe moved into a sustained economic expansion. The overall European economy benefited as interest rates in peripheral countries such as Spain and Italy fell, approaching the lower levels established by Germany, on the eve of currency unification. Unlike the U.S., Europe has substantial excess capacity of productive plant and labor. In Asia, weak economies were pervasive as a result of a financial crisis. The Latin American economies weakened in turn as the financial stresses spread throughout that region. On balance, there was a substantial weakening of the world economy over the course of 1998 moderated mainly by the American consumer's role as "spender of last resort."

   A main influence on the U.S. economy during the year was the foreign financial crisis and consequent cooling of the world economy. The positive effects hit first. Actual inflation and expected inflation dropped, causing a decline in long-term Treasury bond yields and mortgage rates. This caused a boom in housing. The fall in inflation left more of the growth in consumer income with which to buy goods and services. Thus, consumers benefited from a combination of good growth in income after inflation, a strong labor market, and increases in the prices of assets they owned, including bonds, stocks and real estate. In a sense, 1998 was a year of disinflationary boom in the U.S., as above-trend economic growth coincided with negligible inflation.

   The negative effect of Asian weakness was felt in the industrial sector more than in the consumer sector. Corporate profits weakened, especially in sectors affected by the Asian crisis such as world-traded commodities (oil, metals and paper) and exports.

   Evidence of a weaker world economy accumulated during 1998 as the financial stresses continued. A worsened financial crisis occurred between the Russian default in mid-August and the fallout from the Long Term Capital Management hedge fund crisis through early October. However, energetic steps were taken to stabilize the Japanese banks, design a support package for Brazil, ease monetary policy, and help overinvested financial institutions rebuild their cash reserves. Indications of a calming of financial fears were evident in the final months of the year. In any case, there appears to have been a shift in the priorities of key policymakers from fighting potential inflation to restimulating future world economic growth.

   The global economy survived a triple financial crisis in 1998 from Japan, emerging market countries and overextended financial institutions. Excess capacity persists in many worldwide industries after years of high capital spending followed by the onset of a worldwide weakening in demand. Fortunately, the U.S. has led the world in making the transition away from the old manufacturing industries to the new growth industries, such as biotechnology, software, computer hardware and the Internet. This contributed to the favorable combination of low unemployment and low inflation in the U.S., and may yet lead toward more efficient allocation of capital elsewhere in the world.

As 1998 ended, interest rates set by central banks remained in a downtrend in most parts of the world including Europe and the U.S. A similar trend had even begun in many emerging countries, as the stresses of financial crisis relaxed.

MARKET OVERVIEW

   Volatility was the overriding characteristic of equity markets in the year ended December 31. There was stock market strength during the early part of the year. Small-cap indices started to erode in the spring and were joined by large-cap indices by midsummer. Indices declined sharply until the end of August followed by a rebound and then a renewed decline amidst financial fears until early October. A strong rally followed in the last three months of the year in response to the easing of monetary policy. Over the 12-month period, the total return on the Standard and Poor's 500 Composite Stock Price Index was 28.60%. Returns on mid-cap and small-cap stock indices continued to be weaker, with a negative total return on small-cap indices.

Three key trends influenced stock market behavior during the year. First, the Federal Reserve kept the Federal Funds rate flat at 5.5% for nearly nine months of the year, but then began a succession of easing moves. Second, weakness in the economies of emerging countries contributed to declining commodity prices and a drop in long-term Treasury bond yields to multidecade lows. Third, expectations for corporate profits dropped, first in the sectors sensitive to Asian developments such as oil, basic materials and exports and then for a broader list of stocks.

   The trigger for the sharp decline in stocks in August appeared to be the Russian default that month. This resulted in deepening concerns about weaker economic growth and corporate profits. There was also a global margin call on risky assets held by hedge funds and financial institutions. This raised the cost of debt financing for many corporations and many emerging countries. Expectations for economic activity in emerging countries in Asia and Latin America sank; those for U.S. corporate profits were put on hold. Despite the fall in Treasury bond yields, financial stocks led the summer selloff due to concerns that financial difficulties might spread among emerging countries, who might fail to repay loans. However, in the last three months of the year, these fears began to ebb in response to Federal Reserve easing moves.

   The erosion of expectations for corporate profit growth over the last year contributed to an outperformance by a small group of "supercap" growth stocks for much of the year. Investors had more confidence in the prospect for strong persistent earnings growth for this small group of stocks than for the broad market. Value stocks, which often have greater cyclical sensitivity to earnings fluctuations, lagged behind these "supercap" growth stocks. In addition, many of the financial stocks that fall into the value category fell sharply following the Russian default and global margin call concerns, before rebounding strongly after the Federal Reserve acted.

   The year ended December 31, 1998 was characterized by very different performances of the various market sectors. For example, the total return for the year on the Russell 1000 Index, with a heavy large-cap representation, was 27.02%, while the Russell 1000 Growth Index returned 38.71% and the Russell 1000 Value Index returned 15.63%. The return on the Russell Midcap Index was 10.09% while the small-cap Russell 2000 Index return was negative 2.55%.

   Another pattern in 1998 was that high quality assets outperformed medium and low quality assets. Treasury bonds outperformed junk bonds; U.S. and European stocks outperformed emerging market stocks; blue chip stocks, especially major growth stocks, generally rose more than the average stock. In an environment of concern about financial risks, the high-grade assets were the market leaders.

PORTFOLIO FOCUS

   The Portfolio' s performance trailed that of the S& P 500 in 1998. The Portfolio' s orientation made it challenging to surpass the index's performance, which was primarily driven by large-capitalization growth stocks. The vast disparity between growth and value styles during 1998 made it difficult for the Portfolio, which has a value orientation, to surpass the index's performance. Growth stocks in the S&P 500 appreciated 42.2%, whereas value stocks returned 14.7% in 1998. In fact, the top ten contributors to the S&P 500 Index's returns in 1998, including Microsoft, General Electric, Wal-Mart Stores, Lucent Technologies and Cisco Systems, generated over 40% of the index's total return. The high valuation levels of these stocks precluded the Portfolio from owning them and thus from participating in this portion of the stock market rally. The Portfolio did not keep pace with the S&P Barra Value Index in 1998 primarily because of its underweight position in telephone utilities and consumer durables. Performance of this index was even more concentrated than that of the S&P 500, with the top ten stocks accounting for 65% of the index's 1998 return.

   The Portfolio' s best performing sectors during 1998 included consumer services and capital goods. The Portfolio was overweight in both of these sections throughout the year. The Portfolio's top five performing stocks were Sun Microsystems, International Business Machines, Alcatel, McDonald's, and Tricon Global Restaurants. Among the weakest performing sectors in the Portfolio were health care and technology. Due to the high valuation levels of these sectors, the Portfolio was underweighted in both of these areas throughout the year. Venator Group, Republic Industries, RJR Nabisco Holdings, Bankers Trust New York and Lam Research were the weakest securities in the Portfolio.

   The Portfolio' s investment policies remain unchanged. It continues to emphasize large cap value stocks with strong operating fundamentals and positive business momentum. The Portfolio is highly diversified with over 80 holdings in 12 different economic sectors.

   Currently, the Portfolio is overweighted in financial services, consumer services, and energy and underweighted in technology and health care. Recent strategy changes included increasing the consumer durables, technology and utilities weightings and decreasing the basic industries and energy weightings.

   We believe that the holdings in the Portfolio represent compelling value and expect that underlying value to be recognized as the valuation disparity between growth and value stocks narrows.

   We appreciate the opportunity to serve your investment needs.

           Sincerely,


           [Valerie J. Sill signature]


           Valerie J. Sill

           Portfolio Manager

January 11, 1999

New York, N.Y.

*Total return includes reinvestment of dividends and any capital gains paid. The Portfolio's performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.

**SOURCE: LIPPER ANALYTICAL SERVICES, INC.--Reflects the reinvestment of income dividends and, where applicable, capital gain distributions. The Standard & Poor's 500 Composite Stock Price Index is a widely accepted unmanaged index of U.S. stock market performance. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 89% of the total market capitalization of the Russell 3000 Index. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Index consists of the bottom 800 securities in the Russell 1000 Index as ranked by total market capitalization and is a widely accepted measure of medium-cap stock market performance. The Russell 2000 Index is composed of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is composed of 3,000 of the largest U.S. companies by market capitalization. All indices are unmanaged and include reinvested dividends.


DREYFUS INVESTMENT PORTFOLIOS, CORE VALUE PORTFOLIO         DECEMBER 31, 1998
-----------------------------------------------------------------------------

   COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN DREYFUS INVESTMENT PORTFOLIOS, CORE VALUE PORTFOLIO WITH THE STANDARD & POOR'S 500 COMPOSITE STOCK
            PRICE INDEX AND THE STANDARD & POOR'S BARRA VALUE INDEX

                                    Dollars

$11,172

Standard & Poor's 500 Composite Stock Price Index*

$10,160

Standard & Poor's Barra Value Index*

$9,441

Dreyfus Investment Portfolios, Core Value Portfolio

*Source: Lipper Analytical Services, Inc.

Actual Aggregate Total Return
-----------------------------------------------------------------------------

                           From Inception (5/1/98)

                            to December 31, 1998

                             ____________________

                                   -5.59%
---------------

Past performance is not predictive of future performance.

THE PORFOLIO'S PERFORMANCE DOES NOT REFLECT THE DEDUCTION OF ADDITIONAL CHARGES AND EXPENSES IMPOSED IN CONNECTION WITH INVESTING IN VARIABLE INSURANCE CONTRACTS WHICH WILL REDUCE RETURNS.

The  above  graph  compares  a  $10,000  investment  made  in Dreyfus Investment
Portfolios, Core Value Portfolio on 5/1/98 (Inception Date) to a $10,000 investment made on that date in the Standard & Poor's 500 Composite Stock Price Index (S& P 500) as well as to the Standard & Poor's Barra Value Index (Value Index) which are described below. All dividends and capital gain distributions are reinvested.

The Portfolio' s performance shown in the line graph takes into account all applicable fees and expenses of the Portfolio. The S&P 500 is a widely accepted, unmanaged index of overall stock market performance. The Value Index is a capitalization-weighted index of all the stocks in the S&P 500 that have low price-to-book ratios. It is designed so that approximately 50% of the S&P 500's market capitalization is in the Value Index. The Indices do not take into account charges, fees and other expenses. Further information relating to Portfolio performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the Prospectus and elsewhere in this report.

DREYFUS INVESTMENT PORTFOLIOS, CORE VALUE PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                                                                                 DECEMBER 31, 1998

Common Stocks--94.9%                                                                                 Shares            Value
-------------------------------------------------------                                            ___________       __________
            Basic Industries--2.4%  Dow Chemical . . . . . . . . . . . . . . . . . . . . .                300      $     27,281

                                    Fort James . . . . . . . . . . . . . . . . . . . . . .                800            32,000

                                    Reynolds Metals  . . . . . . . . . . . . . . . . . . .                800            42,150

                                    Union Carbide  . . . . . . . . . . . . . . . . . . . .              1,000            42,500

                                                                                                                    ___________

                                                                                                                        143,931

                                                                                                                    ___________

               Capital Goods--8.5%  Federal-Mogul. . . . . . . . . . . . . . . . . . . . .                500            29,750

                                    Ingersoll-Rand . . . . . . . . . . . . . . . . . . . .                350            16,428

                                    Lockheed Martin  . . . . . . . . . . . . . . . . . . .                800            67,800

                                    LucasVarity, A.D.R.  . . . . . . . . . . . . . . . . .              1,500            50,250

                                    Northrop Grumman . . . . . . . . . . . . . . . . . . .                400            29,250

                                    U.S. Filter  . . . . . . . . . . . . . . . . . . . (a)              2,700            61,763

                                    United Technologies  . . . . . . . . . . . . . . . . .              1,200           130,500

                                    Waste Management . . . . . . . . . . . . . . . . . . .              2,647           123,416

                                                                                                                    ___________

                                                                                                                        509,157

                                                                                                                    ___________

            Consumer Cyclical--.3%  NIKE, Cl. B. . . . . . . . . . . . . . . . . . . . . .                400            16,225

                                                                                                                    ___________

           Consumer Durables--5.5%  Ford Motor . . . . . . . . . . . . . . . . . . . . . .              1,500            88,031

                                    Lear . . . . . . . . . . . . . . . . . . . . . . . (a)                400            15,400

                                    Philips Electronics, N.V . . . . . . . . . . . . . . .              1,750           118,453

                                    Republic Industries  . . . . . . . . . . . . . . . (a)              3,900            57,525

                                    Whirlpool  . . . . . . . . . . . . . . . . . . . . . .                900            49,838

                                                                                                                    ___________

                                                                                                                        329,247

                                                                                                                    ___________

      Consumer Non-Durables--10.4%  General Mills. . . . . . . . . . . . . . . . . . . . .                700            54,425

                                    Harcourt General . . . . . . . . . . . . . . . . . . .              1,800            95,738

                                    Hasbro . . . . . . . . . . . . . . . . . . . . . . . .              1,300            46,963

                                    Kimberly-Clark . . . . . . . . . . . . . . . . . . . .              2,500           136,250

                                    Loews  . . . . . . . . . . . . . . . . . . . . . . . .              1,500           147,375

                                    Mattel . . . . . . . . . . . . . . . . . . . . . . . .              1,200            27,375

                                    Philip Morris Cos. . . . . . . . . . . . . . . . . . .              2,100           112,350

                                                                                                                    ___________

                                                                                                                        620,475

                                                                                                                    ___________

          Consumer Services--14.2%  ACNielsen. . . . . . . . . . . . . . . . . . . . . (a)              1,900            53,675

                                    American Stores  . . . . . . . . . . . . . . . . . . .                700            25,856

                                    Circuit City Stores-Circuit City Group . . . . . . . .              2,300           114,856

                                    Deluxe . . . . . . . . . . . . . . . . . . . . . . . .              1,000            36,563

                                    Dun & Bradstreet . . . . . . . . . . . . . . . . . . .              1,300            41,031

                                    Federated Department Stores  . . . . . . . . . . . (a)              2,100            91,481

                                    First Data . . . . . . . . . . . . . . . . . . . . . .              3,400           107,738

                                    Limited  . . . . . . . . . . . . . . . . . . . . . . .              3,200            93,200

                                    McDonald's . . . . . . . . . . . . . . . . . . . . . .              1,400           107,275

                                    Tele-Communications, Cl. A . . . . . . . . . . . . (a)              1,400            77,438

                                    Tricon Global Restaurants  . . . . . . . . . . . . (a)              1,200            60,150

                                    Venator Group  . . . . . . . . . . . . . . . . . . (a)              5,300            34,119

                                                                                                                    ___________

                                                                                                                        843,382

                                                                                                                    ___________

DREYFUS INVESTMENT PORTFOLIOS, CORE VALUE PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                                                                    DECEMBER 31, 1998

Common Stocks (continued)                                                                            Shares            Value
-------------------------------------------------------                                            ___________       __________

                     Energy--10.5%  Canadian Pacific . . . . . . . . . . . . . . . . . . .              2,800      $     52,850

                                    Conoco, Cl.A . . . . . . . . . . . . . . . . . . . (a)              2,200            45,925

                                    Elf Aquitaine, A.D.S . . . . . . . . . . . . . . . . .                900            50,963

                                    Exxon  . . . . . . . . . . . . . . . . . . . . . . . .                800            58,500

                                    Mobil  . . . . . . . . . . . . . . . . . . . . . . . .              2,000           174,246

                                    Phillips Petroleum . . . . . . . . . . . . . . . . . .              1,400            59,675

                                    Schlumberger . . . . . . . . . . . . . . . . . . . . .              1,300            59,963

                                    Tosco  . . . . . . . . . . . . . . . . . . . . . . . .              2,400            62,100

                                    Unocal . . . . . . . . . . . . . . . . . . . . . . . .              2,300            67,131

                                                                                                                    ___________

                                                                                                                        631,353

                                                                                                                    ___________

                    Finance--20.3%  Allmerica Financial. . . . . . . . . . . . . . . . . .                900            52,088

                                    Allstate . . . . . . . . . . . . . . . . . . . . . . .              3,100           119,738

                                    American General . . . . . . . . . . . . . . . . . . .                700            54,600

                                    American International Group . . . . . . . . . . . . .              1,125           108,703

                                    BankAmerica  . . . . . . . . . . . . . . . . . . . . .              2,678           161,015

                                    Chase Manhattan  . . . . . . . . . . . . . . . . . . .              2,400           163,350

                                    CIGNA  . . . . . . . . . . . . . . . . . . . . . . . .              1,700           131,431

                                    Equitable Cos. . . . . . . . . . . . . . . . . . . . .              1,100            63,663

                                    Everest Reinsurance Holdings . . . . . . . . . . . . .              1,500            58,406

                                    First Union  . . . . . . . . . . . . . . . . . . . . .              2,000           121,625

                                    Hartford Financial Services Group  . . . . . . . . . .              1,000            54,875

                                    Republic New York  . . . . . . . . . . . . . . . . . .              1,200            54,675

                                    Washington Mutual  . . . . . . . . . . . . . . . . . .              1,644            62,780

                                                                                                                    ___________

                                                                                                                      1,206,949

                                                                                                                    ___________

                 Health Care--5.2%  Aetna. . . . . . . . . . . . . . . . . . . . . . . . .                700            55,038

                                    Columbia/HCA Healthcare  . . . . . . . . . . . . . . .              2,400            59,400

                                    Johnson & Johnson  . . . . . . . . . . . . . . . . . .                700            58,713

                                    Pharmacia & Upjohn . . . . . . . . . . . . . . . . . .              1,400            79,275

                                    Tenet Healthcare . . . . . . . . . . . . . . . . . (a)              2,200            57,750

                                                                                                                    ___________

                                                                                                                        310,176

                                                                                                                    ___________

                  Technology--7.3%  Compaq Computer. . . . . . . . . . . . . . . . . . . .              1,900            79,681

                                    Hewlett-Packard  . . . . . . . . . . . . . . . . . . .              1,375            93,930

                                    International Business Machines  . . . . . . . . . . .                550           101,613

                                    Learning Company . . . . . . . . . . . . . . . . . (a)              1,100            28,531

                                    Sun Microsystems . . . . . . . . . . . . . . . . . (a)              1,500           128,438

                                                                                                                    ___________

                                                                                                                        432,193

                                                                                                                    ___________

              Transportation--1.3%  Union Pacific. . . . . . . . . . . . . . . . . . . . .              1,700            76,606

                                                                                                                    ___________

                   Utilities--9.0%  AT&T . . . . . . . . . . . . . . . . . . . . . . . . .                900            67,725

                                    CMS Energy . . . . . . . . . . . . . . . . . . . . . .              1,500            72,656

                                    Duke Energy  . . . . . . . . . . . . . . . . . . . . .                450            28,828

                                    Edison International . . . . . . . . . . . . . . . . .              1,800            50,175

                                    Entergy  . . . . . . . . . . . . . . . . . . . . . . .              2,000            62,250

DREYFUS INVESTMENT PORTFOLIOS, CORE VALUE PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                                                                    DECEMBER 31, 1998

Common Stocks (continued)                                                                            Shares            Value
-------------------------------------------------------                                            ___________       __________

             Utilities (continued)  GTE. . . . . . . . . . . . . . . . . . . . . . . . . .                900      $     60,694

                                    Pinnacle West Capital  . . . . . . . . . . . . . . . .              1,200            50,850

                                    SBC Communications . . . . . . . . . . . . . . . . . .              1,500            80,438

                                    Southern . . . . . . . . . . . . . . . . . . . . . . .              2,100            61,031

                                                                                                                    ___________

                                                                                                                        534,647

                                                                                                                    ___________

                                    TOTAL COMMON STOCKS

                                        (cost $5,614,052)  . . . . . . . . . . . . . . . .                           $5,654,341

                                                                                                                    ___________

Preferred Stocks--1.8%
-------------------------------------------------------

   Consumer Services; News Corp, A.D.R.

                                        (cost $99,267) . . . . . . . . . . . . . . . . . .              4,200      $    103,688
                                                                                                                    ___________

                                                                                                  Principal

Short-Term Investments--2.9%                                                                       Amount
-------------------------------------------------------------------------------------------       ___________

            Agency Discount Notes;  Federal Home Loan Banks,

                                        4.30%, 1/4/1999

                                        (cost $174,937)  . . . . . . . . . . . . . . . . .        $...175,000      $    174,937
                                                                                                                    ___________

TOTAL INVESTMENTS (cost $5,888,256). . . . . . . . . . . . . . . . . . . . . . . . . . . .              99.6%        $5,932,966
                                                                                                      _______       ___________

CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                .4%      $     25,787
                                                                                                      _______       ___________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             100.0%        $5,958,753
                                                                                                      _______       ___________

Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a)   Non-income producing.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INVESTMENT PORTFOLIOS, CORE VALUE PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                                                                     DECEMBER 31, 1998

                                                                                                     Cost              Value
                                                                                                  ___________        __________

ASSETS:                          Investments in securities--See Statement of Investments . .       $5,888,256        $5,932,966

                                 Cash  . . . . . . . . . . . . . . . . . . . . . . . . . .                               78,763

                                 Receivable for investment securities sold . . . . . . . .                               26,457

                                 Dividends receivable  . . . . . . . . . . . . . . . . . .                                7,124

                                 Prepaid expenses--Note 1(f) . . . . . . . . . . . . . . .                               26,252

                                 Due from The Dreyfus Corporation and affliliates  . . . .                                1,987
                                                                                                                    ___________

                                                                                                                      6,073,549
                                                                                                                    ___________

LIABILITIES:                     Payable for investment securities purchased . . . . . . .                               80,654

                                 Accrued expenses and other liabilities  . . . . . . . . .                               34,142
                                                                                                                    ___________

                                                                                                                        114,796
                                                                                                                    ___________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                           $5,958,753
                                                                                                                    ___________

REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                           $6,218,806

                                 Accumulated net realized gain (loss) on investments . . .                             (304,763)

                                 Accumulated net unrealized appreciation (depreciation)

                                   on investments--Note 3  . . . . . . . . . . . . . . . .                               44,710
                                                                                                                    ___________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                           $5,958,753
                                                                                                                    ___________

SHARES OUTSTANDING

(UNLIMITED NUMBER OF  $.001 PAR VALUE SHARES OF BENEFICIAL INTEREST AUTHORIZED). . . . . .                              508,348

NET ASSET VALUE, offering and redemption price per share . . . . . . . . . . . . . . . . .                               $11.72
                                                                                                                       _______

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INVESTMENT PORTFOLIOS, CORE VALUE PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FROM MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) TO                                                      DECEMBER 31, 1998

INVESTMENT INCOME
INCOME:             Cash dividends (net of $1,254 foreign taxes

                                    withheld at source)  . . . . . . . . . . . . . . . . .         $   54,427

                                 Interest  . . . . . . . . . . . . . . . . . . . . . . . .             12,249

                                                                                                    _________

                                        Total Income . . . . . . . . . . . . . . . . . . .                          $    66,676

EXPENSES:                        Investment advisory fee--Note 2(a)  . . . . . . . . . . .             26,068

                                 Auditing fees . . . . . . . . . . . . . . . . . . . . . .             20,000

                                 Custodian fees--Note 2(a) . . . . . . . . . . . . . . . .              8,468

                                 Legal fees  . . . . . . . . . . . . . . . . . . . . . . .              4,495

                                 Organization expenses--Note 1(f)  . . . . . . . . . . . .              4,033

                                 Prospectus and shareholders' reports  . . . . . . . . . .              3,917

                                 Trustees' fees and expenses--Note 2(b)  . . . . . . . . .              3,092

                                 Registration fees . . . . . . . . . . . . . . . . . . . .              1,741

                                 Shareholder servicing costs . . . . . . . . . . . . . . .                596

                                 Miscellaneous . . . . . . . . . . . . . . . . . . . . . .                798
                                                                                                    _________

                                        Total Expenses . . . . . . . . . . . . . . . . . .             73,208

                                 Less--expense reimbursement from Dreyfus due to

                                    undertaking--Note 2(a) . . . . . . . . . . . . . . . .            (38,451)
                                                                                                    _________

                                        Net Expenses . . . . . . . . . . . . . . . . . . .                               34,757
                                                                                                                     __________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                               31,919
                                                                                                                     __________

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 3:

                                 Net realized gain (loss) on investments . . . . . . . . .         $ (304,763)

                                 Net unrealized appreciation (depreciation) on investments . .         44,710
                                                                                                    _________

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS . . . . . . . . . . . . . . . . . .                             (260,053)
                                                                                                                     __________

NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . . . . .                           $ (228,134)
                                                                                                                     __________

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INVESTMENT PORTFOLIOS, CORE VALUE PORTFOLIO
-----------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

FROM MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) TO                                                      DECEMBER 31, 1998

OPERATIONS:

  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           $     31,919

  Net realized gain (loss) on investments  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               (304,763)

  Net unrealized appreciation (depreciation) on investments  . . . . . . . . . . . . . . . . . . . . . .                 44,710

                                                                                                                    ___________

    Net Increase (Decrease) in Net Assets Resulting from Operations  . . . . . . . . . . . . . . . . . .               (228,134)
                                                                                                                    ___________

DIVIDENDS TO SHAREHOLDERS FROM;

  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (36,433)
                                                                                                                    ___________

BENEFICIAL INTEREST TRANSACTIONS:

  Net proceeds from shares sold  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              6,187,697

  Dividends reinvested . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 36,433

  Cost of shares redeemed  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               (50,810)
                                                                                                                    ___________

    Increase (Decrease) in Net Assets from Beneficial Interest Transactions  . . . . . . . . . . . . . .              6,173,320
                                                                                                                    ___________

       Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              5,908,753

NET ASSETS:

  Beginning of Period--Note 1  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 50,000
                                                                                                                    ___________

  End of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             $5,958,753

                                                                                                                    ___________

                                                                                                                       Shares
                                                                                                                    ___________

CAPITAL SHARE TRANSACTIONS:

  Shares sold  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                505,520

  Shares issued for dividends reinvested . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  3,358

  Shares redeemed  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (4,530)

                                                                                                                   ___________

    Net Increase (Decrease) in Shares Outstanding  . . . . . . . . . . . . . . . . . . . . . . . . . . .                504,348
                                                                                                                    ___________

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INVESTMENT PORTFOLIOS, CORE VALUE PORTFOLIO
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

   Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for the period from May 1, 1998 (commencement of operations) to December 31, 1998. This information has been derived from the Series' financial statements.
PER SHARE DATA:

   Net asset value, beginning of period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $12.50
                                                                                                              _______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        .07

   Net realized and unrealized gain (loss) on investments  . . . . . . . . . . . . . . . . . . . . . . . .       (.77)
                                                                                                              _______

   Total from Investment Operations  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (.70)
                                                                                                              _______

   Distributions;

   Dividends from investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      (.08)
                                                                                                              _______

   Net asset value, end of period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $11.72
                                                                                                              _______

TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      (5.59%)*

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        .67%*

   Ratio of net investment income to average net assets  . . . . . . . . . . . . . . . . . . . . . . . . .        .62%*

   Decrease reflected in above expense ratio due to undertaking by Dreyfus . . . . . . . . . . . . . . . .         74%*

   Portfolio Turnover Rate . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      47.37%*

   Net Assets, end of period (000's Omitted) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $5,959
------------------------

*  Not annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INVESTMENT PORTFOLIOS, CORE VALUE PORTFOLIO
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

   Dreyfus Investment Portfolios (the "Fund") had no operations until May 1, 1998 (commencement of operations) other than matters relating to its organization and registration as a diversified open-end management investment company under the Investment Company Act of 1940, as amended (the "Act"), and the Securities Act of 1933 and the sale and issuance of 4,000 shares of Beneficial Interest ("Initial Shares") to The Dreyfus Corporation ("Dreyfus"). The Fund operates as a series company currently offering five series, including the Core Value Portfolio (the "Series"). The Fund is only offered to variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The Series' investment objective is to provide long-term capital growth. Dreyfus serves as the Series' investment adviser. Dreyfus is a direct subsidiary of Mellon Bank, N.A. (" Mellon" ), which is a wholly-owned subsidiary of Mellon Bank Corporation. Premier Mutual Fund Services, Inc. is the distributor of the Series' shares, which are sold without a sales charge.

   As of December 31, 1998, MBC Investment Corp., an indirect subsidiary of Mellon Bank Corporation, held 402,775 shares of the Series.

   The Fund accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

   The Series' financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

   (A) PORTFOLIO VALUATION: Investments in securities (including options and financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

   (B) FOREIGN CURRENCY TRANSACTIONS: The Series does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and
unrealized    gain    or    loss    from    investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

   (C) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis. Under the terms of the custody agreement, the Series received net earnings credits of $357 during the period ended December 31, 1998 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

DREYFUS INVESTMENT PORTFOLIOS, CORE VALUE PORTFOLIO
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   (D) DIVIDENDS TO SHAREHOLDERS: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the Series may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers it is the policy of the Series not to distribute such gain.

   (E) FEDERAL INCOME TAXES: It is the policy of the Series to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

   The Series has an unused capital loss carryover of approximately $269,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 1998. The carryover does not include net realized securities losses from November 1, 1998 through December 31, 1998 which are treated, for Federal income tax purposes, as arising in fiscal 1999. If not applied, the carryover expires in fiscal 2006.

   During the period ended December 31, 1998, the Series reclassified $4,514 between paid-in capital and accumulated undistributed investment income-net. Net assets were not affected by this reclassification.

   (F) OTHER: Organization expenses paid by the Fund are included in prepaid expenses and are being amortized to operations from May 1, 1998, the date operations commenced, over the period during which it is expected that a benefit will be realized, not to exceed five years. At December 31, 1998, the unamortized balance of such expenses amounted to $26,217. In the event that any of the Initial Shares are redeemed during the amortization period, the redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of such shares being redeemed bears to the number of such shares outstanding at the time of such redemption.

NOTE 2--INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

(A) Pursuant to an Investment Advisory Agreement with Dreyfus, the investment advisory fee is computed at the annual rate of .75 of 1% of the value of the Series' average daily net assets and is payable monthly. However, Dreyfus had undertaken from May 1, 1998 through December 31, 1998, to reduce the management fee and reimburse such excess expenses paid by the Series, to the extent that the Series' aggregate annual expenses (exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses) exceeded an annual rate of 1% of the value of the Series' average daily net assets. The expense reimbursement, pursuant to the undertaking, amounted to $38,451 during the period ended December 31, 1998.

   The Series compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Series. During the period ended December 31, 1998, the Series was charged $64 pursuant to the transfer agency agreement.

   The Series compensates Mellon under a custody agreement for providing custodial services for the Series. During the period ended December 31, 1998, the Series was charged $8,468 pursuant to the custody agreement.

   (B) Each trustee who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $1,000 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

NOTE 3--SECURITIES TRANSACTIONS:

   The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended December 31, 1998 amounted to $8,378,988 and $2,360,906, respectively.

   At December 31, 1998, accumulated net unrealized appreciation on investments was $44,710, consisting of $460,902 gross unrealized appreciation and $416,192 gross unrealized depreciation.

At December 31, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

DREYFUS INVESTMENT PORTFOLIOS, CORE VALUE PORTFOLIO
-----------------------------------------------------------------------------

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

SHAREHOLDERS AND BOARD OF TRUSTEES

DREYFUS INVESTMENT PORTFOLIOS, CORE VALUE PORTFOLIO

   We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Investment Portfolios, Core Value Portfolio (one of the Series constituting Dreyfus Investment Portfolios) as of December 31, 1998, and the related statements of operations and changes in net assets and financial highlights for the period from May 1, 1998 (commencement of operations) to December 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

   We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included verification by examination of securities held by the custodian as of December 31, 1998 and confirmation of securities not held by the custodian by correspondence with others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Investment Portfolios, Core Value Portfolio at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the period from May 1, 1998 to December 31, 1998, in conformity with generally accepted accounting principles.





New York, New York

February 4, 1999

IMPORTANT TAX INFORMATION (UNAUDITED)

   For Federal tax purposes the Series hereby designates 100% of the ordinary dividends paid during the fiscal year ended December 31, 1998 as qualifying for the corporate dividends received deduction.


                                   [reg.tm logo]

                                   (reg.tm)

DREYFUS INVESTMENT PORTFOLIOS,

CORE VALUE PORTFOLIO

200 Park Avenue

New York, NY 10166

INVESTMENT ADVISER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

Mellon Bank, N.A.

One Mellon Bank Center

Pittsburgh, PA 15258

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940




Printed in U.S.A.                                             172AR9812

Investment Portfolios,

CORE VALUE PORTFOLIO

Annual Report

December 31, 1998





YEAR 2000 ISSUES (UNAUDITED)

  The fund could be adversely affected if the computer systems used by The Dreyfus Corporation and the fund' s other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

DREYFUS INVESTMENT PORTFOLIOS, MIDCAP STOCK PORTFOLIO
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

   We are pleased to provide you with this annual report for Dreyfus Investment Portfolios -- MidCap Stock Portfolio. From its inception on May 1, 1998, through December 31, 1998, the total return of the Portfolio during this period was -2.53% .* This compares with a total return of 5.37% for the Portfolio's benchmark, the Standard & Poor's MidCap 400 Index, during the same period.**

   In the Portfolio Focus section of this letter, we review reasons for the underperformance.

ECONOMIC    REVIEW

   During 1998, the main regions of the world had very different economic fundamentals. The U.S. entered the year with a strong economy near full employment, with unemployment only slightly above 4%. The tight labor market led the Federal Reserve Board (the "Fed") to contemplate a rise in interest rates early in the year, but world economic weakness generated powerful enough disinflationary forces that the Fed acted instead to ease credit beginning in September. After many years of subpar economic growth, continental Europe moved into a sustained economic expansion. The overall European economy benefited as interest rates in peripheral countries such as Spain and Italy fell, approaching the lower levels established by Germany, on the eve of currency unification. Unlike the U.S., Europe has substantial excess capacity of productive plant and labor. In Asia, weak economies were pervasive as a result of a financial crisis. The Latin American economies weakened in turn as the financial stresses spread throughout that region. On balance, there was a substantial weakening of the world economy over the course of 1998 moderated mainly by the American consumer's role as "spender of last resort."

   A main influence on the U.S. economy during the year was the foreign financial crisis and consequent cooling of the world economy. The positive effects hit first. Actual inflation and expected inflation dropped, causing a decline in long-term Treasury bond yields and mortgage rates. This caused a boom in housing. The fall in inflation left more of the growth in consumer income with which to buy goods and services. Thus, consumers benefited from a combination of good growth in income after inflation, a strong labor market, and increases in the prices of assets they owned, including bonds, stocks and real estate. In a sense, 1998 was a year of disinflationary boom in the U.S., as above-trend economic growth coincided with negligible inflation.

   The negative effect of Asian weakness was felt in the industrial sector more than in the consumer sector. Corporate profits weakened, especially in sectors affected by the Asian crisis such as world-traded commodities (oil, metals and paper) and exports.

   Evidence of a weaker world economy accumulated during 1998 as the financial stresses continued. A worsened financial crisis occurred between the Russian default in mid-August and the fallout from the Long-Term Capital Management hedge fund crisis through early October. However, energetic steps were taken to stabilize the Japanese banks, design a support package for Brazil, ease monetary policy, and help overinvested financial institutions rebuild their cash reserves. Indications of a calming of financial fears were evident in the final months of the year. In any case, there appears to have been a shift in the priorities of key policymakers from fighting potential inflation to restimulating future world economic growth.

   The global economy survived a triple financial crisis in 1998 from Japan, emerging market countries and overextended financial institutions. Excess capacity persists in many worldwide industries after years of high capital spending followed by the onset of a worldwide weakening in demand. Fortunately, the U.S. has led the world in making the transition away from the old manufacturing industries to the new growth industries, such as biotechnology, software, computer hardware and the Internet. This contributed to the favorable combination of low unemployment and low inflation in the U.S., and may yet lead toward more efficient allocation of capital elsewhere in the world.

As 1998 ended, interest rates set by central banks remained in a downtrend in most parts of the world including Europe and the U.S. A similar trend had even begun in many emerging countries, as the stresses of financial crisis relaxed.

MARKET OVERVIEW

   Volatility was the overriding characteristic of equity markets in the year ended December 31. There was stock market strength during the early part of the year. Small-cap indices started to erode in the spring and were joined by large-cap indices by midsummer. Indices declined sharply until the end of August followed by a rebound and then a renewed decline amidst financial fears until early October. A strong rally followed in the last three months of the year in response to the easing of monetary policy. Over the 12-month period, the total return on the Standard and Poor's 500 Composite Stock Price Index was 28.60%. Returns on mid-cap and small-cap stock indices continued to be weaker, with a negative total return on small-cap indices.

Three key trends influenced stock market behavior during the year. First, the Federal Reserve kept the Federal Funds rate flat at 5.5% for nearly nine months of the year, but then began a succession of easing moves. Second, weakness in the economies of emerging countries contributed to declining commodity prices and a drop in long-term Treasury bond yields to multidecade lows. Third, expectations for corporate profits dropped, first in the sectors sensitive to Asian developments such as oil, basic materials and exports and then for a broader list of stocks.

   The trigger for the sharp decline in stocks in August appeared to be the Russian default that month. This resulted in deepening concerns about weaker economic growth and corporate profits. There was also a global margin call on risky assets held by hedge funds and financial institutions. This raised the cost of debt financing for many corporations and many emerging countries. Expectations for economic activity in emerging countries in Asia and Latin America sank; those for U.S. corporate profits were put on hold. Despite the fall in Treasury bond yields, financial stocks led the summer selloff due to concerns that financial difficulties might spread among emerging countries, who might fail to repay loans. However, in the last three months of the year, these fears began to ebb in response to Federal Reserve easing moves.

   The erosion of expectations for corporate profit growth over the last year contributed to an outperformance by a small group of "supercap" growth stocks for much of the year. Investors had more confidence in the prospect for strong persistent earnings growth for this small group of stocks than for the broad market. Value stocks, which often have greater cyclical sensitivity to earnings fluctuations, lagged behind these supercap growth stocks. In addition, many of the financial stocks that fall into the value category fell sharply following the Russian default and global margin call concerns, before rebounding strongly after the Federal Reserve acted.

   The year ended December 31, 1998 was characterized by very different performances of the various market sectors. For example, the total return for the year on the Russell 1000 Index, with a heavy large-cap representation, was 27.02%, while the Russell 1000 Growth Index returned 38.71% and the Russell 1000 Value Index returned 15.63%. The return on the Russell MidCap Index was 10.09% while the small-cap Russell 2000 Index return was -2.55%.***

   Another pattern in 1998 was that high quality assets outperformed medium and low quality assets. Treasury bonds outperformed junk bonds; U.S. and European stocks outperformed emerging market stocks; blue chip stocks, especially major growth stocks, generally rose more than the average stock. In an environment of concern about financial risks, the high-grade assets were the market leaders.

PORTFOLIO FOCUS

The Portfolio's performance from May 1, 1998 (inception) through December 31, 1998 was below the performance of the Standard & Poor's MidCap 400 Index during the same period and was obviously disappointing. The primary factor that adversely affected Portfolio performance was stock selection, with some other portfolio risk factors also contributing to the underperformance.

   The Standard & Poor' s MidCap 400 Index was dominated in 1998 by the performance of America Online (AOL) . At the beginning of the year, AOL was approximately 1% of the benchmark, while by year end it was over 7% of the benchmark. This one stock had a return of 585.64% for 1998, and thus greatly affected the return of the Index. We did not initiate a position in AOL until midyear, and though we held the position until the end of the year, we were for the most part either equal-weighted or underweighted in the company compared to the benchmark. Thus, this one stock had a meaningful impact on relative performance.

   In addition to some of the unique issues pertaining to the benchmark, the quantitative valuation process used in the management of the Portfolio did not perform up to the Portfolio' s historical expectations. Stock selection influenced performance throughout the reporting period, and this problem was especially acute in September and October.

   Portfolio risk factors that also adversely influenced returns were the Portfolio' s modestly-smaller-than-benchmark average market capitalization. Even this modest position hurt performance because, as mentioned above, 1998 was categorized as a year where large and mid-size companies outperformed small capitalization firms. Finally, the Portfolio's performance also suffered from the Portfolio' s below-benchmark price-to-earnings (P/E) ratio during a period when higher P/E stocks generally outperformed lower P/E issues.

   Nonetheless,  despite  the events described above, we remain committed to our
quantitative   equity  valuation  process  along  with  our  fully-invested  and sector-neutral portfolio construction methods.

           Sincerely,


           [John O'Toole signature]


           John O'Toole

           Portfolio Manager

January 15, 1999

New York, N.Y.

*Total return includes reinvestment of dividends and any capital gains paid. The Portfolio's performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.

**SOURCE: LIPPER ANALYTICAL SERVICES, INC. -- Reflects the reinvestment of income dividends and, where applicable, capital gain distributions. The Standard & Poor's MidCap 400 Index is a widely accepted, unmanaged index of midcap stock market performance.

***The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index which represents approximately 89% of the total market capitalization of the Russell 3000 Index. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell MidCap Index consists of the bottom 800 securities in the Russell 1000 Index as ranked by total market capitalization and is a widely accepted measure of medium-cap stock market performance. The Russell 2000 Index is composed of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is composed of 3,000 of the largest U.S. companies by market capitalization. All indices are unmanaged and include reinvested dividends.


DREYFUS INVESTMENT PORTFOLIOS, MIDCAP STOCK PORTFOLIO       DECEMBER 31, 1998
-----------------------------------------------------------------------------

   COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN DREYFUS INVESTMENT PORTFOLIOS, MIDCAP STOCK PORTFOLIO AND THE STANDARD & POOR'S MIDCAP 400 INDEX

                                    Dollars

$10,537

Standard & Poor's MidCap 400 Index*

$9,747

Dreyfus Investment Portfolios, MidCap Stock Portfolio

*Source: Lipper Analytical Services, Inc.

Actual Aggregate Total Return
-----------------------------------------------------------------------------

                           From Inception (5/1/98)

                            to December 31, 1998

                            ____________________

                                   -2.53%
---------------

Past performance is not predictive of future performance.

THE PORTFOLIO'S PERFORMANCE DOES NOT REFLECT THE DEDUCTION OF ADDITIONAL CHARGES AND EXPENSES IMPOSED IN CONNECTION WITH INVESTING IN VARIABLE INSURANCE CONTRACTS WHICH WILL REDUCE RETURNS.

The above graph compares a $10,000 investment made in Dreyfus Investment Portfolios, MidCap Stock Portfolio on 5/1/98 (Inception Date) to a $10,000 investment made in the Standard & Poor's MidCap 400 Index on that date. All dividends and capital gain distributions are reinvested.

The Portfolio' s performance shown in the line graph takes into account all applicable fees and expenses of the Portfolio. The Standard & Poor's MidCap 400 Index is a broad-based index of 400 companies with market capitalizations generally ranging from $50 million to $10 billion and is a widely accepted, unmanaged index of overall midcap stock market performance, which does not take into account charges, fees and other expenses. Further information relating to Portfolio performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the Prospectus and elsewhere in this report.

DREYFUS INVESTMENT PORTFOLIOS, MIDCAP STOCK PORTFOLIO
-----------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                                                                              DECEMBER 31, 1998

Common Stocks--97.7%                                                                                 Shares            Value
-------------------------------------------------------                                           ____________      ___________

            Basic Industries--6.0%  Ball . . . . . . . . . . . . . . . . . . . . . . . . .              2,150    $       98,363

                                    Caraustar Industries . . . . . . . . . . . . . . . . .              3,250            92,828

                                    Centex Construction Products . . . . . . . . . . . . .              1,550            62,969

                                    Crompton & Knowles . . . . . . . . . . . . . . . . . .              3,700            76,544

                                    Cytec Industries . . . . . . . . . . . . . . . . . . .              2,550 (a)        54,188

                                    Georgia-Pacific Group  . . . . . . . . . . . . . . . .              1,350            32,147

                                    Rohm & Haas  . . . . . . . . . . . . . . . . . . . . .              2,850            85,856

                                    Solutia  . . . . . . . . . . . . . . . . . . . . . . .              2,950            66,006

                                    Vulcan Materials . . . . . . . . . . . . . . . . . . .                500            65,781

                                                                                                                   ____________

                                                                                                                        634,682

                                                                                                                   ____________

           Capital Spending--22.3%  Allied Waste Industries. . . . . . . . . . . . . . . .              2,300 (a)        54,338

                                    American Power Conversion  . . . . . . . . . . . . . .              1,850 (a)        89,609

                                    Apple Computer . . . . . . . . . . . . . . . . . . . .              1,150 (a)        47,078

                                    BMC Software . . . . . . . . . . . . . . . . . . . . .              1,850 (a)        82,441

                                    Computer Task Group  . . . . . . . . . . . . . . . . .              1,450            39,331

                                    Compuware  . . . . . . . . . . . . . . . . . . . . . .              3,000 (a)       234,375

                                    Crane  . . . . . . . . . . . . . . . . . . . . . . . .              1,800            54,338

                                    DST Systems  . . . . . . . . . . . . . . . . . . . . .                700 (a)        39,944

                                    Graco  . . . . . . . . . . . . . . . . . . . . . . . .              1,550            45,725

                                    Gulfstream Aerospace . . . . . . . . . . . . . . . . .              1,750 (a)        93,188

                                    Harte-Hanks Communications . . . . . . . . . . . . . .              1,700            48,450

                                    Hertz, Cl. A . . . . . . . . . . . . . . . . . . . . .              2,550           116,344

                                    Ingram Micro, Cl. A  . . . . . . . . . . . . . . . . .              1,550 (a)        54,056

                                    J D Edwards  . . . . . . . . . . . . . . . . . . . . .                900 (a)        25,538

                                    Kaydon . . . . . . . . . . . . . . . . . . . . . . . .              1,500            60,094

                                    Leggett & Platt  . . . . . . . . . . . . . . . . . . .              2,750            60,500

                                    Lexmark International Group, Cl. A . . . . . . . . . .              1,250 (a)       125,625

                                    NCR  . . . . . . . . . . . . . . . . . . . . . . . . .              1,250 (a)        52,188

                                    Network Associates . . . . . . . . . . . . . . . . . .              2,150 (a)       142,438

                                    Premark International  . . . . . . . . . . . . . . . .              2,150            74,444

                                    Quintiles Transnational  . . . . . . . . . . . . . . .              2,800 (a)       149,450

                                    Robert Half International  . . . . . . . . . . . . . .              1,500 (a)        67,032

                                    SABRE Group Holdings, Cl. A  . . . . . . . . . . . . .              3,000 (a)       133,500

                                    Snyder Communications  . . . . . . . . . . . . . . . .              2,650 (a)        89,438

                                    Sterling Software  . . . . . . . . . . . . . . . . . .              2,600 (a)        70,363

                                    Sundstrand . . . . . . . . . . . . . . . . . . . . . .              1,000            51,875

                                    Sylvan Learning Systems  . . . . . . . . . . . . . . .              1,400 (a)        42,700

                                    Trinity Industries . . . . . . . . . . . . . . . . . .              2,250            86,625

                                    United Stationers  . . . . . . . . . . . . . . . . . .              1,600 (a)        41,600

                                    VERITAS Software . . . . . . . . . . . . . . . . . . .                500 (a)        29,969

                                    Young & Rubicam  . . . . . . . . . . . . . . . . . . .              1,400 (a)        45,325

                                                                                                                   ____________

                                                                                                                      2,347,921

                                                                                                                   ____________

          Consumer Cyclical--13.7%  Abercromobie & Fitch, Cl. A. . . . . . . . . . . . . .              1,000 (a)        70,750

                                    Best Buy . . . . . . . . . . . . . . . . . . . . . . .              1,700 (a)       104,338

                                    Dollar Tree Stores . . . . . . . . . . . . . . . . . .              2,100 (a)        91,744

                                    Federal-Mogul  . . . . . . . . . . . . . . . . . . . .              1,150            68,425

                                    Furniture Brands International . . . . . . . . . . . .              3,150 (a)        85,838

DREYFUS INVESTMENT PORTFOLIOS, MIDCAP STOCK PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                                                                    DECEMBER 31, 1998

Common Stocks (continued)                                                                            Shares            Value
-------------------------------------------------------                                           ____________      ___________

     Consumer Cyclical (continued)  Harley-Davidson. . . . . . . . . . . . . . . . . . . .              1,650    $       78,169

                                    IHOP . . . . . . . . . . . . . . . . . . . . . . . . .              1,350 (a)        53,916

                                    International Game Technology  . . . . . . . . . . . .              2,800            68,075

                                    King World Productions . . . . . . . . . . . . . . . .              1,150 (a)        33,853

                                    Knight-Ridder  . . . . . . . . . . . . . . . . . . . .                900            46,013

                                    Magna International, Cl.A  . . . . . . . . . . . . . .                400            24,800

                                    McClatchy Newspapers, Cl. A  . . . . . . . . . . . . .              1,250            44,219

                                    Meritor Automotive . . . . . . . . . . . . . . . . . .              2,050            43,434

                                    Nautica Enterprises  . . . . . . . . . . . . . . . . .              1,750 (a)        26,250

                                    Pulitzer Publishing  . . . . . . . . . . . . . . . . .                900            77,963

                                    Ross Stores  . . . . . . . . . . . . . . . . . . . . .              2,650           104,344

                                    SUPERVALU  . . . . . . . . . . . . . . . . . . . . . .              2,350            65,800

                                    TJX Cos. . . . . . . . . . . . . . . . . . . . . . . .              4,500           130,500

                                    U.S. Foodservice . . . . . . . . . . . . . . . . . . .              1,100 (a)        53,900

                                    V.F. . . . . . . . . . . . . . . . . . . . . . . . . .              1,500            70,313

                                    Zale . . . . . . . . . . . . . . . . . . . . . . . . .              2,950 (a)        95,138

                                                                                                                   ____________

                                                                                                                      1,437,782

                                                                                                                   ____________

            Consumer Staples--4.3%  CBRL Group . . . . . . . . . . . . . . . . . . . . . .              2,500            58,281

                                    Dial . . . . . . . . . . . . . . . . . . . . . . . . .              2,150            62,081

                                    Earthgrains  . . . . . . . . . . . . . . . . . . . . .              1,250            38,671

                                    International Home Foods . . . . . . . . . . . . . . .              2,650 (a)        44,718

                                    Lancaster Colony . . . . . . . . . . . . . . . . . . .              1,650            53,006

                                    Lauder (Estee), Cl. A  . . . . . . . . . . . . . . . .                800            68,400

                                    Universal Foods  . . . . . . . . . . . . . . . . . . .              4,800           131,700

                                                                                                                   ____________

                                                                                                                        456,857

                                                                                                                   ____________

                 Electronics--8.7%  Advanced Micro Devices . . . . . . . . . . . . . . . .              2,300 (a)        66,556

                                    Altera . . . . . . . . . . . . . . . . . . . . . . . .              3,250 (a)       197,844

                                    Arrow Electronics  . . . . . . . . . . . . . . . . . .              2,900 (a)        77,394

                                    Linear Technology  . . . . . . . . . . . . . . . . . .              1,750           156,734

                                    Maxim Integrated Products  . . . . . . . . . . . . . .              3,300 (a)       144,169

                                    QUALCOMM . . . . . . . . . . . . . . . . . . . . . . .                300 (a)        15,544

                                    Sanmina  . . . . . . . . . . . . . . . . . . . . . . .              1,000 (a)        62,500

                                    Tellabs  . . . . . . . . . . . . . . . . . . . . . . .              1,550 (a)       106,272

                                    Waters . . . . . . . . . . . . . . . . . . . . . . . .              1,000 (a)        87,250

                                                                                                                   ____________

                                                                                                                        914,263

                                                                                                                   ____________

                      Energy--5.6%  ENSCO International. . . . . . . . . . . . . . . . . .              2,650            28,322

                                    El Paso Energy . . . . . . . . . . . . . . . . . . . .              2,150            74,847

                                    Helmerich & Payne  . . . . . . . . . . . . . . . . . .              2,650            51,343

                                    KeySpan Energy . . . . . . . . . . . . . . . . . . . .              2,850            88,350

                                    National Fuel Gas  . . . . . . . . . . . . . . . . . .              1,750            79,078

                                    Questar  . . . . . . . . . . . . . . . . . . . . . . .              2,750            53,281

                                    R&B Falcon . . . . . . . . . . . . . . . . . . . . . .              2,665 (a)        20,320

                                    Sunoco . . . . . . . . . . . . . . . . . . . . . . . .              2,250            81,141

                                    Tidewater  . . . . . . . . . . . . . . . . . . . . . .              1,250            28,984

                                    Vastar Resources . . . . . . . . . . . . . . . . . . .              1,850            79,897

                                                                                                                   ____________

                                                                                                                        585,563

                                                                                                                   ____________

DREYFUS INVESTMENT PORTFOLIOS, MIDCAP STOCK PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                                                                     DECEMBER 31, 1998

Common Stocks (continued)                                                                            Shares            Value
-------------------------------------------------------                                           ____________      ___________

                Health Care--10.4%  Arterial Vascular Engineering. . . . . . . . . . . . .                900 (a)    $   47,250

                                    Biogen . . . . . . . . . . . . . . . . . . . . . . . .              2,600 (a)       215,800

                                    Biomet . . . . . . . . . . . . . . . . . . . . . . . .              2,650           106,662

                                    Centocor . . . . . . . . . . . . . . . . . . . . . . .                600 (a)        27,075

                                    Elan, A.D.S. . . . . . . . . . . . . . . . . . . . . .                700 (a)        48,693

                                    Genzyme (General Division) . . . . . . . . . . . . . .              1,100 (a)        54,725

                                    Lincare Holdings . . . . . . . . . . . . . . . . . . .              1,750 (a)        70,984

                                    McKesson . . . . . . . . . . . . . . . . . . . . . . .              1,350           106,734

                                    PacifiCare Health Systems, Cl. B . . . . . . . . . . .                600 (a)        47,700

                                    Patterson Dental . . . . . . . . . . . . . . . . . . .                500 (a)        21,750

                                    STERIS . . . . . . . . . . . . . . . . . . . . . . . .              4,600 (a)       130,812

                                    Total Renal Care Holdings  . . . . . . . . . . . . . .              1,800 (a)        53,212

                                    Watson Pharmaceuticals . . . . . . . . . . . . . . . .              2,550 (a)       160,331

                                                                                                                   ____________

                                                                                                                      1,091,728

                                                                                                                   ____________



         Interest Sensitive--13.8%  AFLAC. . . . . . . . . . . . . . . . . . . . . . . . .              3,700           162,800

                                    CMAC Investment  . . . . . . . . . . . . . . . . . . .              1,000            45,937

                                    Centura Banks  . . . . . . . . . . . . . . . . . . . .                700            52,062

                                    City National  . . . . . . . . . . . . . . . . . . . .              2,850           118,631

                                    Cullen/Frost Bankers . . . . . . . . . . . . . . . . .              1,250            68,594

                                    Dime Bancorp . . . . . . . . . . . . . . . . . . . . .              2,350            62,128

                                    Edwards (A.G.) . . . . . . . . . . . . . . . . . . . .              2,400            89,400

                                    First Tennessee National . . . . . . . . . . . . . . .              2,750           104,672

                                    Golden West Financial  . . . . . . . . . . . . . . . .                700            64,181

                                    Mercantile Bankshares  . . . . . . . . . . . . . . . .              2,250            86,625

                                    Nationwide Financial Services, Cl. A . . . . . . . . .              1,550            80,115

                                    Old Kent Financial . . . . . . . . . . . . . . . . . .              2,250           104,625

                                    PMI Group  . . . . . . . . . . . . . . . . . . . . . .              1,350            66,656

                                    Regions Financial  . . . . . . . . . . . . . . . . . .              2,550           102,797

                                    RenaissanceRe Holdings . . . . . . . . . . . . . . . .                600            21,975

                                    T. Rowe Price Associates . . . . . . . . . . . . . . .              2,550            87,337

                                    Wilmington Trust . . . . . . . . . . . . . . . . . . .                500            30,812

                                    Zions Bancorporation . . . . . . . . . . . . . . . . .              1,550            96,681

                                                                                                                   ____________

                                                                                                                      1,446,028

                                                                                                                   ____________

            Mining and Metals--.5%  Cleveland-Cliffs . . . . . . . . . . . . . . . . . . .                400            16,125

                                    General Cable  . . . . . . . . . . . . . . . . . . . .              1,750            35,875

                                                                                                                   ____________

                                                                                                                         52,000

                                                                                                                   ____________

              Transportation--1.7%  Alaska Air Group . . . . . . . . . . . . . . . . . . .          1,000 (a)            44,250

                                    Kansas City Southern Industries  . . . . . . . . . . .              1,700            83,619

                                    Royal Caribbean Cruises  . . . . . . . . . . . . . . .              1,300            48,100

                                                                                                                   ____________

                                                                                                                        175,969

                                                                                                                   ____________

                  Utilities--10.7%  BEC Energy . . . . . . . . . . . . . . . . . . . . . .              3,600           148,275

                                    Century Telephone Enterprises  . . . . . . . . . . . .              3,300           222,750

                                    Commonwealth Energy Systems  . . . . . . . . . . . . .              2,000            81,000

                                    Energy East  . . . . . . . . . . . . . . . . . . . . .              1,800           101,700

DREYFUS INVESTMENT PORTFOLIOS, MIDCAP STOCK PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                                                                     DECEMBER 31, 1998

Common Stocks (continued)                                                                            Shares            Value
-------------------------------------------------------                                           ____________      ___________

             Utilities (continued)  IPALCO Enterprises . . . . . . . . . . . . . . . . . .              2,250     $     124,453

                                    Montana Power  . . . . . . . . . . . . . . . . . . . .              1,700            96,156

                                    Pinnacle West Capital  . . . . . . . . . . . . . . . .              2,750           116,531

                                    SCANA  . . . . . . . . . . . . . . . . . . . . . . . .              3,600           116,100

                                    Sierra Pacific Resources . . . . . . . . . . . . . . .              1,650            62,700

                                    TECO Energy  . . . . . . . . . . . . . . . . . . . . .              1,750            49,328

                                                                                                                   ____________

                                                                                                                      1,118,993

                                                                                                                   ____________

                                    TOTAL COMMON STOCKS

                                      (cost $9,405,872)  . . . . . . . . . . . . . . . . .                          $10,261,786

                                                                                                                   ____________



                                                                                                  Principal

                                                                                                    Amount

Short-Term Investments--1.7%                                                                      ____________
-------------------------------------------------------

              U.S. Treasury Bills:  4.37%, 2/4/99. . . . . . . . . . . . . . . . . . . . .    $        69,000    $       68,717

                                    4.33%, 3/18/99 . . . . . . . . . . . . . . . . . . . .             15,000            14,867

                                    4.31%, 3/25/99 . . . . . . . . . . . . . . . . . . . .             96,000            95,040

                                                                                                                   ____________

                                    TOTAL SHORT-TERM INVESTMENTS

                                      (cost $178,596)  . . . . . . . . . . . . . . . . . .                        $     178,624
                                                                                                                   ____________

TOTAL INVESTMENTS (cost $9,584,468). . . . . . . . . . . . . . . . . . . . . . . . . . . .              99.4%       $10,440,410
                                                                                                      _______      ____________


CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                .6%    $       65,720
                                                                                                      _______      ____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             100.0%       $10,506,130
                                                                                                      _______      ____________

Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a)  Non-income producing.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INVESTMENT PORTFOLIOS, MIDCAP STOCK PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                                                                   DECEMBER 31, 1998

                                                                                                     Cost             Value
                                                                                                 ____________       ___________
ASSETS:                          Investments in securities--See Statement of Investments . .    $   9,584,468       $10,440,410

                                 Cash  . . . . . . . . . . . . . . . . . . . . . . . . . .                              163,051

                                 Receivable for investment securities sold . . . . . . . .                              629,227

                                 Dividends receivable  . . . . . . . . . . . . . . . . . .                                6,871

                                 Prepaid expenses--Note 1(e) . . . . . . . . . . . . . . .                               26,911

                                                                                                                    ____________

                                                                                                                     11,266,470

                                                                                                                   ____________

LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                                2,205

                                 Payable for investment securities purchased . . . . . . .                              717,934

                                 Accrued expenses and other liabilities  . . . . . . . . .                               40,201

                                                                                                                    ____________

                                                                                                                        760,340

                                                                                                                    ____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                          $10,506,130

                                                                                                                    ____________


REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                          $10,386,414

                                 Accumulated undistributed investment income--net  . . . .                                 331

                                 Accumulated net realized gain (loss) on investments . . .                             (736,557)

                                 Accumulated net unrealized appreciation (depreciation)
                                   on investments--Note 3  . . . . . . . . . . . . . . . .                              855,942

                                                                                                                   ____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                          $10,506,130
                                                                                                                   ____________

SHARES OUTSTANDING

(UNLIMITED NUMBER OF $.001 PAR VALUE SHARES OF BENEFICIAL INTEREST AUTHORIZED) . . . . . .                              863,690

NET ASSET VALUE, offering and redemption price per share . . . . . . . . . . . . . . . . .                               $12.16

                                                                                                                       _______


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INVESTMENT PORTFOLIOS, MIDCAP STOCK PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FROM MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1998
INVESTMENT INCOME

INCOME:                          Cash dividends (net of $12 foreign taxes
                                    withheld at source)  . . . . . . . . . . . . . . . . .         $   49,738

                                 Interest  . . . . . . . . . . . . . . . . . . . . . . . .             18,962

                                                                                                   __________

                                        Total Income . . . . . . . . . . . . . . . . . . .                           $   68,700

EXPENSES:                        Investment advisory fee--Note 2(a)  . . . . . . . . . . .             40,453

                                 Auditing fees . . . . . . . . . . . . . . . . . . . . . .             21,250

                                 Custodian fees--Note 2(a) . . . . . . . . . . . . . . . .             14,320

                                 Legal fees  . . . . . . . . . . . . . . . . . . . . . . .              7,437

                                 Trustees' fees and expenses--Note 2(b)  . . . . . . . . .              5,300

                                 Prospectus and shareholders' reports  . . . . . . . . . .              5,143

                                 Organization expenses--Note 1(e)  . . . . . . . . . . . .              4,111

                                 Registration fees . . . . . . . . . . . . . . . . . . . .              2,889

                                 Shareholder servicing costs . . . . . . . . . . . . . . .                258

                                 Miscellaneous . . . . . . . . . . . . . . . . . . . . . .                799

                                                                                                   __________

                                        Total Expenses . . . . . . . . . . . . . . . . . .            101,960

                                 Less--expense reimbursement from Dreyfus due to
                                    undertaking--Note 2(a) . . . . . . . . . . . . . . . .            (48,023)

                                                                                                   __________

                                        Net Expenses . . . . . . . . . . . . . . . . . . .                               53,937

                                                                                                                     __________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                               14,763

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 3:

                                 Net realized gain (loss) on investments . . . . . . . . .         $ (736,557)

                                 Net unrealized appreciation (depreciation) on investments . .        855,942

                                                                                                  __________

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS . . . . . . . . . . . . . . . . . .                              119,385

                                                                                                                     __________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . . . . . .                             $134,148

                                                                                                                     __________

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INVESTMENT PORTFOLIOS, MIDCAP STOCK PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

FROM MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1998
OPERATIONS:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          $       14,763

   Net realized gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (736,557)

   Net unrealized appreciation (depreciation) on investments . . . . . . . . . . . . . . . . . . . .                 855,942

                                                                                                                ____________

       Net Increase (Decrease) in Net Assets Resulting from Operations . . . . . . . . . . . . . . .                 134,148

                                                                                                                ____________

DIVIDENDS TO SHAREHOLDERS FROM:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (18,543)

                                                                                                                ____________

BENEFICIAL INTEREST TRANSACTIONS:

   Net proceeds from shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              11,816,688

   Dividends reinvested  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  18,543

   Cost of shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (1,494,706)

                                                                                                                ____________

       Increase (Decrease) in Net Assets from Beneficial Interest Transactions . . . . . . . . . . .              10,340,525

                                                                                                                ____________

          Total Increase (Decrease) in Net Assets  . . . . . . . . . . . . . . . . . . . . . . . . .              10,456,130

NET ASSETS:

   Beginning of Period--Note 1 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  50,000

                                                                                                                ____________

   End of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             $10,506,130

                                                                                                                ____________


   UNDISTRIBUTED INVESTMENT INCOME--NET  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $            331

                                                                                                                ____________


                                                                                                                   Shares

                                                                                                                ____________

CAPITAL SHARE TRANSACTIONS:

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 996,748

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   1,611

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (138,669)

                                                                                                                ____________

       Net Increase (Decrease) in Shares Outstanding . . . . . . . . . . . . . . . . . . . . . . . .                 859,690

                                                                                                                ____________


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INVESTMENT PORTFOLIOS, MIDCAP STOCK PORTFOLIO
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

   Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for the period from May 1, 1998 (commencement of operations) to December 31, 1998. This information has been derived from the Series' financial statements.

PER SHARE DATA:

   Net asset value, beginning of period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $12.50

                                                                                                              ______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         .02

   Net realized and unrealized gain (loss) on investments  . . . . . . . . . . . . . . . . . . . . . . . .        (.34)

                                                                                                                ______

   Total from Investment Operations  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (.32)

                                                                                                                ______

   Distributions:

   Dividends from investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (.02)

                                                                                                                ______

   Net asset value, end of period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $12.16

                                                                                                                ______

TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (2.53%)*

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         .67%*

   Ratio of net investment income to average net assets  . . . . . . . . . . . . . . . . . . . . . . . . .         .18%*

   Decrease reflected in above expense ratio due to undertaking by Dreyfus . . . . . . . . . . . . . . . .         .60%*

   Portfolio Turnover Rate . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       75.74%*

   Net Assets, end of period (000's Omitted) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $10,506
------------------------

*  Not annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INVESTMENT PORTFOLIOS, MIDCAP STOCK PORTFOLIO
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

   Dreyfus Investment Portfolios (the "Fund") had no operations until May 1, 1998 (commencement of operations) other than matters relating to its organization and registration as an open-end management investment company under the Investment Company Act of 1940, as amended (the "Act"), and the Securities Act of 1933 and the sale and issuance of 4,000 shares of Beneficial Interest (" Initial Shares") to The Dreyfus Corporation ("Dreyfus"). The Fund operates as a series company currently offering five series, including the MidCap Stock Portfolio (the "Series" ). The Series is only offered to variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The Series is a diversified portfolio. The Series' investment objective is to provide investment results that are greater than the total return performance of publicly-traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor' s MidCap 400 Index. Dreyfus serves as the Series' investment adviser. Dreyfus is a direct subsidiary of Mellon Bank, N.A. ("Mellon"), which is a wholly-owned subsidiary of Mellon Bank Corporation. Premier Mutual Fund Services, Inc. is the distributor of the Series' shares, which are sold without a sales charge.

   As of December 31, 1998, MBC Investment Corp., an indirect subsidiary of Mellon Bank Corporation, held 308,677 shares of the Series.

   The Fund accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

   The Series' financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

   (A) PORTFOLIO VALUATION: Investments in securities (including options and financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees.

   (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis. Under the terms of the custody agreement, the Series received net earnings credits of $2,227 during the period ended December 31, 1998 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

   (C) DIVIDENDS TO SHAREHOLDERS: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain , if any, are normally declared and paid annually, but the Series may make DREYFUS INVESTMENT PORTFOLIOS, MIDCAP STOCK PORTFOLIO
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Series not to distribute such gain.

   (D) FEDERAL INCOME TAXES: It is the policy of the Series to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

   The Series has an unused capital loss carryover of approximately $689,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 1998. If not applied, the carryover expires in fiscal 2006.

   During the period ended December 31, 1998, the Series reclassified $4,111 between paid-in capital and accumulated undistributed investment income-net. Net assets were not affected by this reclassification.

   (E) OTHER: Organization expenses paid by the Series are included in prepaid expenses and are being amortized to operations from May 1, 1998, the date operations commenced, over the period during which it is expected that a benefit will be realized, not to exceed five years. At December 31, 1998, the unamortized balance of such expenses amounted to $26,891. In the event that any of the Initial Shares are redeemed during the amortization period, the redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of such shares being redeemed bears to the number of such shares outstanding at the time of such redemption.

NOTE 2--INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

(A) Pursuant to an Investment Advisory Agreement with Dreyfus, the investment advisory fee is computed at the annual rate of .75 of 1% of the value of the Series' average daily net assets and is payable monthly. However, Dreyfus had undertaken from May 1, 1998 through December 31, 1998, to reduce the management fee and reimburse such excess expenses paid by the Series, to the extent that the Series' aggregate annual expenses (exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses) exceeded an annual rate of 1% of the value of the Series' average daily net assets. The expense reimbursement, pursuant to the undertaking, amounted to $48,023 during the period ended December 31, 1998.

   The  Series  compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of
Dreyfus,   under  a  transfer  agency  agreement  for  providing  personnel  and facilities to perform transfer agency services for the Series.

   The Series compensates Mellon under a custody agreement for providing custodial services for the Series. During the period ended December 31, 1998, the Series was charged $14,320 pursuant to the custody agreement.

DREYFUS INVESTMENT PORTFOLIOS, MIDCAP STOCK PORTFOLIO
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   (B) Each trustee who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $1,000 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

NOTE 3--SECURITIES TRANSACTIONS:

   The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended December 31, 1998, amounted to $16,262,763 and $6,120,567, respectively.

   At December 31, 1998, accumulated net unrealized appreciation on investments was $855,942, consisting of $1,218,916 gross unrealized appreciation and $362,974 gross unrealized depreciation.

At December 31, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

DREYFUS INVESTMENT PORTFOLIOS, MIDCAP STOCK PORTFOLIO
-----------------------------------------------------------------------------

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

SHAREHOLDERS AND BOARD OF TRUSTEES

DREYFUS INVESTMENT PORTFOLIOS, MIDCAP STOCK PORTFOLIO

   We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Investment Portfolios, MidCap Stock Portfolio (one of the Series constituting Dreyfus Investment Portfolios) as of December 31, 1998, and the related statements of operations and changes in net assets and financial highlights for the period from May 1, 1998 (commencement of operations) to December 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

   We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included verification by examination of securities held by the custodian as of December 31, 1998 and confirmation of securities not held by the custodian by correspondence with others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Investment Portfolios, MidCap Stock Portfolio at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the period from May 1, 1998 to December 31, 1998, in conformity with generally accepted accounting principles.





New York, New York

February 4, 1999



DREYFUS INVESTMENT PORTFOLIOS, MIDCAP STOCK PORTFOLIO
-----------------------------------------------------------------------------

IMPORTANT TAX INFORMATION (UNAUDITED)

   For Federal tax purposes the Series hereby designates 100% of the ordinary dividends paid during the fiscal year ended December 31, 1998 as qualifying for the corporate dividends received deduction.

                                   [reg.tm logo]

                                   (reg.tm)

DREYFUS INVESTMENT PORTFOLIOS,

MIDCAP STOCK PORTFOLIO

200 Park Avenue

New York, NY 10166

INVESTMENT ADVISER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

Mellon Bank, N.A.

One Mellon Bank Center

Pittsburgh, PA 15258

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940



Printed in U.S.A.                                             174AR9812

Investment Portfolios,

MIDCAP STOCK PORTFOLIO

Annual Report


December 31, 1998





YEAR 2000 ISSUES (UNAUDITED)

  The fund could be adversely affected if the computer systems used by The Dreyfus Corporation and the fund' s other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

DREYFUS INVESTMENT PORTFOLIOS, FOUNDERS GROWTH PORTFOLIO
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

  It is my pleasure to introduce the new co-managers of Dreyfus Investment Portfolios -- Founders Growth Portfolio, Scott A. Chapman and Thomas M. Arrington. They each joined the staff of Founders Asset Management LLC, an affiliate of The Dreyfus Corporation and sub-investment advisor to the
Portfolio,   in   December   1998,   as   Vice   President   of   Investments.

  Scott A. Chapman, Director of Research for Founders, is a Chartered Financial Analyst who joined Founders from HighMark Capital Management, Inc., a subsidiary of Union BanCal Corporation. At that firm, he served as Vice President and Director of Growth Strategy (1993-98) and a securities research analyst (1991-93) . A graduate of Santa Clara University, Scott received an MBA from Golden Gate University.

Thomas M. Arrington is a Chartered Financial Analyst, who also joined Founders from HighMark Capital Management. Before joining Founders, Tom had held the following posts at HighMark: Vice President and Director of Income Equity
Strategy (1994-98) , securities research analyst (1991-94) and business administration manager (1990-91) . He graduated from the University of California, Los Angeles, and earned an MBA at San Francisco State University.

We have great confidence in the ability of Scott Chapman and Tom Arrington, as co-lead portfolio managers, to manage the Portfolio on your behalf.

               Sincerely,


               [Stephen E. Canter, President signature]


               Stephen E. Canter, President

               The Dreyfus Corporation

January 19, 1999

New York, N.Y.


DREYFUS INVESTMENT PORTFOLIOS, FOUNDERS GROWTH PORTFOLIO
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

  We are pleased to report the performance of the Dreyfus Investment Portfolios -- Founders Growth Portfolio. The Portfolio produced a total return of 27.20% in the three months since its inception on September 30, 1998, through December 31, 1998,* and outperformed its benchmark, the Standard & Poor's 500 Composite Stock Price Index, which had a total return of 21.28% over the same period.**

ECONOMIC    REVIEW

  During 1998, the main regions of the world had very different economic fundamentals. The U.S. entered the year with a strong economy near full employment, with unemployment only slightly above 4%. The tight labor market led the Federal Reserve Board (the "Fed") to contemplate a rise in interest rates early in the year, but world economic weakness generated powerful enough disinflationary forces that the Fed acted instead to ease credit beginning in September. After many years of subpar economic growth, continental Europe moved into a sustained economic expansion. The overall European economy benefited as interest rates in peripheral countries such as Spain and Italy fell, approaching the lower levels established by Germany, on the eve of currency unification. Unlike the U.S., Europe has substantial excess capacity of productive plant and labor. In Asia, weak economies were pervasive as a result of a financial crisis. The Latin American economies weakened in turn as the financial stresses spread throughout that region. On balance, there was a substantial weakening of the world economy over the course of 1998, moderated mainly by the American consumer's role as "spender of last resort."

A main influence on the U.S. economy during the year was the foreign financial crisis and consequent cooling of the world economy. The positive effects hit first. Actual inflation and expected inflation dropped, causing a decline in long-term Treasury bond yields and mortgage rates. This caused a boom in housing. The fall in inflation left more of the growth in consumer income with which to buy goods and services. Thus, consumers benefited from a combination of good growth in income after inflation, a strong labor market, and increases in the prices of assets they owned, including bonds, stocks and real estate. In a sense, 1998 was a year of disinflationary boom in the U.S., as above-trend economic growth coincided with negligible inflation.

  The negative effect of Asian weakness was felt in the industrial sector more than in the consumer sector. Corporate profits weakened, especially in sectors affected by the Asian crisis such as world-traded commodities (oil, metals and
paper)    and    exports.

  Evidence of a weaker world economy accumulated during 1998 as the financial stresses continued. A worsened financial crisis occurred between the Russian default in mid-August and the fallout from the Long-Term Capital Management hedge fund crisis through early October. However, energetic steps were taken to stabilize the Japanese banks, design a support package for Brazil, ease monetary policy, and help overinvested financial institutions rebuild their cash reserves. Indications of a calming of financial fears were evident in the final months of the year. In any case, there appears to have been a shift in the priorities of key policymakers from fighting potential inflation to restimulating future world economic growth.

  The global economy survived a triple financial crisis in 1998 from Japan, emerging market countries and overextended financial institutions. Excess capacity persists in many worldwide industries after years of high capital spending followed by the onset of a worldwide weakening in demand. Fortunately, the U.S. has led the world in making the transition away from the old manufacturing industries to the new growth industries, such as biotechnology, software, computer hardware and the Internet. This contributed to the favorable combination of low unemployment and low inflation in the U.S., and may yet lead toward more efficient allocation of capital elsewhere in the world.

  As 1998 ended, interest rates set by central banks remained in a downtrend in most parts of the world including Europe and the U.S. A similar trend had even begun in many emerging countries, as the stresses of financial crises relaxed.

MARKET    OVERVIEW

  Volatility was the overriding characteristic of equity markets in the year ended December 31. There was stock market strength during the early part of the year. Small-cap indices started to erode in the spring and were joined by large-cap indices by midsummer. Indices declined sharply until the end of August, followed by a rebound and then a renewed decline amidst financial fears until early October. A strong rally followed in the last three months of the
year    in    response    to    the    easing    of    monetary    policy.

  Three key trends influenced stock market behavior during the year. First, the Federal Reserve kept the Federal Funds rate flat at 5.5% for nearly nine months of the year, but then began a succession of easing moves. Second, weakness in the economies of emerging countries contributed to declining commodity prices and a drop in long-term Treasury bond yields to multidecade lows. Third, expectations for corporate profits dropped, first in the sectors sensitive to Asian development, such as oil, basic materials and exports, and then for a broader list of stocks.

  The trigger for the sharp stock decline in August appeared to be the Russian default that month. This resulted in deepening concerns about weaker economic growth and corporate profits. There was also a global margin call on risky assets held by hedge funds and financial institutions. This raised the cost of debt financing for many corporations and many emerging countries. Expectations for economic activity in emerging countries in Asia and Latin America sank; those for U.S. corporate profits were put on hold. Despite the fall in Treasury bond yields, financial stocks led the summer selloff due to concerns that financial difficulties might spread among emerging countries, which might fail to repay loans. However, in the last three months of the year, these fears began to ebb in response to Federal Reserve easing moves.

PORTFOLIO COMPOSITION

  During the reporting period, the Portfolio benefited from its holdings in strong performers such as America Online (+172%), MCI WorldCom (+38%), Best Buy (+41% ), Gap Stores (+48% ), and Intuit (+55% ). The Portfolio had a modest relative weight in the booming technology sector and was underweighted in drugs, a sector that investors valued because of its earnings predictability and stability.

Some companies which were added to the Portfolio during the latter part of the period include Airtouch Communications, American Express, Cisco Systems, Coca-Cola, Gillette, Home Depot, McDonalds, State Street, Sun Microsystems, Walgreen, Wal-Mart Stores, and Disney (Walt).

  The Portfolio' s financial securities were somewhat hurt as investors fretted over Russia' s effective loan default and the near collapse of hedge fund Long-Term Capital Management LP. The Portfolio also made some disappointing investments in gaming stocks. Also, the Portfolio held some mid-cap companies that did not keep up with the giant-cap names that led the market higher in 1998.

INVESTMENT STRATEGY

  To find investments for the Portfolio, we use a bottom-up process that begins with quantitative screens, resulting in approximately 200 well-established, high-quality companies from a 10,000 stock universe. We do hands-on fundamental research to further narrow stock selection, resulting in a portfolio of approximately 100 companies.

  We appreciate your investment in Dreyfus Investment Portfolios -- Founders Growth Portfolio.

                                  Sincerely,


            [Scott Chapman, CFA signature] [Thomas Arrington, CFA signature]


            Scott Chapman, CFA            Thomas Arrington, CFA

            Portfolio Manager             Portfolio Manager

January 21, 1999

Denver, CO

*Total return includes reinvestment of dividends and any capital gains paid. The Portfolio's performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable contracts, which will reduce returns.

**SOURCE: LIPPER ANALYTICAL SERVICES, INC. -- Reflects the reinvestment of income dividends and, where applicable, capital gain distributions. The Standard & Poor's 500 Composite Stock Price Index is a widely accepted unmanaged index of U.S. stock market performance.

DREYFUS INVESTMENT PORTFOLIOS, FOUNDERS GROWTH PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                                                                           DECEMBER 31, 1998

Common Stocks--95.1%                                                                        Shares                 Value
-------------------------------------------------------------------------------        ------------------     ------------------
                     Banking--2.5%  Citigroup  . . . . . . . . . . . . . . . . .                    500            $     24,750

                                    Firstar  . . . . . . . . . . . . . . . . . .                    150                  13,988

                                    State Street . . . . . . . . . . . . . . . .                    175                  12,173

                                    U.S. Bancorp . . . . . . . . . . . . . . . .                    350                  12,425

                                                                                                                     ___________

                                                                                                                         63,336

                                                                                                                     ___________


               Biotechnology--1.5%  Amgen  . . . . . . . . . . . . . . . . . .(a)                   375                  39,211

                                                                                                                     ___________


           Business Services--3.0%  Cintas . . . . . . . . . . . . . . . . . . .                    200                  14,088

                                    Computer Sciences  . . . . . . . . . . . . .                    300                  19,331

                                    Fiserv . . . . . . . . . . . . . . . . . .(a)                   500                  25,719

                                    Interpublic Group Cos. . . . . . . . . . . .                     75                   5,981

                                    Robert Half International  . . . . . . . .(a)                   250                  11,172
                                                                                                                     ___________

                                                                                                                         76,291
                                                                                                                     ___________


                    Chemicals--.2%  Monsanto . . . . . . . . . . . . . . . . . .                    125                   5,938
                                                                                                                     ___________


          Computer Equipment--5.1%  Compaq Computer  . . . . . . . . . . . . . .                    300                  12,581

                                    Dell Computer  . . . . . . . . . . . . . .(a)                   425                  31,105

                                    EMC  . . . . . . . . . . . . . . . . . . .(a)                   275                  23,375

                                    International Business Machines  . . . . . .                    275                  50,806

                                    Sun Microsystems . . . . . . . . . . . . .(a)                   150                  12,844
                                                                                                                     ___________

                                                                                                                        130,711
                                                                                                                     ___________


         Computer Networking--1.8%  Cisco Systems  . . . . . . . . . . . . . .(a)                   500                  46,406
                                                                                                                     ___________


           Computer Software--5.5%  Automatic Data Processing  . . . . . . . . .                    100                   8,019

                                    Intuit . . . . . . . . . . . . . . . . . .(a)                   175                  12,688

                                    Microsoft  . . . . . . . . . . . . . . . .(a)                   775                 107,483

                                    Oracle . . . . . . . . . . . . . . . . . .(a)                   275                  11,859
                                                                                                                     ___________

                                                                                                                        140,049
                                                                                                                     ___________


            Consumer Services--.6%  DeVry  . . . . . . . . . . . . . . . . . .(a)                   475                  14,547
                                                                                                                     ___________


           Consumer Products--5.4%  Clorox . . . . . . . . . . . . . . . . . . .                     50                   5,841

                                    Colgate-Palmolive  . . . . . . . . . . . . .                    200                  18,575

                                    Dial . . . . . . . . . . . . . . . . . . . .                    425                  12,272

                                    Gillette . . . . . . . . . . . . . . . . . .                    775                  37,442

                                    Philip Morris  . . . . . . . . . . . . . . .                    675                  36,113

                                    Procter & Gamble . . . . . . . . . . . . . .                    300                  27,393

                                                                                                                    ___________

                                                                                                                        137,636

                                                                                                                    ___________


                 Diversified--2.3%  Bershire Hathaway, Cl. B . . . . . . . . .(a)                    25                  58,750

                                                                                                                    ___________


DREYFUS INVESTMENT PORTFOLIOS, FOUNDERS GROWTH PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                                                             DECEMBER 31, 1998


Common Stocks (continued)                                                                   Shares                 Value
-------------------------------------------------------------------------------        ------------------     ------------------

                 Electronics--5.7%  General Electric . . . . . . . . . . . . . .                  1,100             $   112,263

                                    Perkin-Elmer . . . . . . . . . . . . . . . .                     25                   2,439

                                    Solectron  . . . . . . . . . . . . . . . .(a)                   325                  30,205

                                                                                                                     ___________

                                                                                                                        144,907

                                                                                                                     ___________


                   Financial--4.2%  American Express . . . . . . . . . . . . . .                    250                  25,563

                                    Associates First Capital, Cl. A  . . . . . .                    300                  12,713

                                    Federal National Mortgage Association  . . .                    600                  44,400

                                    Franklin Resources . . . . . . . . . . . . .                    150                   4,800

                                    Northern Trust . . . . . . . . . . . . . . .                    150                  13,097

                                    Schwab (Charles) . . . . . . . . . . . . . .                    125                   7,023

                                                                                                                     ___________

                                                                                                                        107,596

                                                                                                                     ___________


         Foods And Beverages--2.8%  Coca-Cola  . . . . . . . . . . . . . . . . .                    700                  46,813

                                    Hershey Foods  . . . . . . . . . . . . . . .                    100                   6,219

                                    PepsiCo  . . . . . . . . . . . . . . . . . .                    300                  12,281

                                    Wrigley, (Wm) Jr . . . . . . . . . . . . . .                     75                   6,717

                                                                                                                     ___________

                                                                                                                         72,030

                                                                                                                     ___________


             Health Services--2.4%  IMS Health . . . . . . . . . . . . . . . . .                    800                  60,350

                                                                                                                     ___________


                   Insurance--2.4%  American International Group . . . . . . . .                    375                  36,234

                                    Marsh & McLennan . . . . . . . . . . . . . .                    425                  24,836

                                                                                                                     ___________

                                                                                                                         61,070

                                                                                                                     ___________


     Leisure & Entertainment--3.7%  America Online . . . . . . . . . . . . . . .                    300                  48,000

                                    Carnival, Cl. A  . . . . . . . . . . . . . .                    150                   7,200

                                    Disney (Walt)  . . . . . . . . . . . . . . .                    900                  27,000

                                    Harley-Davidson  . . . . . . . . . . . . . .                    150                   7,106

                                    Mattel . . . . . . . . . . . . . . . . . . .                    175                   3,992

                                                                                                                     ___________

                                                                                                                         93,298

                                                                                                                     ___________


               Manufacturing--1.5%  Danaher  . . . . . . . . . . . . . . . . . .                    225                  12,220

                                    Illinois Tool Works  . . . . . . . . . . . .                    200                  11,600

                                    Tyco International . . . . . . . . . . . . .                    175                  13,202

                                                                                                                     ___________

                                                                                                                         37,022

                                                                                                                     ___________


         Medical Supplies &

                   Equipment--1.8%  Johnson & Johnson  . . . . . . . . . . . . .                    150                  12,581

                                    Medtronic  . . . . . . . . . . . . . . . . .                    450                  33,413

                                                                                                                     ___________

                                                                                                                         45,994

                                                                                                                     ___________


DREYFUS INVESTMENT PORTFOLIOS, FOUNDERS GROWTH PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                                                             DECEMBER 31, 1998

Common Stocks (continued)                                                                   Shares                 Value
-------------------------------------------------------------------------------        ------------------     ------------------

            Pharmaceuticals--13.2%  ALZA . . . . . . . . . . . . . . . . . . .(a)                   250            $     13,063

                                    Bristol-Myers Squibb . . . . . . . . . . . .                    300                  40,144

                                    Glaxo PLC, A.D.R.  . . . . . . . . . . . . .                    100                   6,950

                                    Lilly (Eli)  . . . . . . . . . . . . . . . .                    700                  62,213

                                    Merck & Co.  . . . . . . . . . . . . . . . .                    175                  25,845

                                    Pfizer . . . . . . . . . . . . . . . . . . .                    700                  87,806

                                    Schering-Plough  . . . . . . . . . . . . . .                    875                  48,344

                                    Warner-Lambert . . . . . . . . . . . . . . .                    700                  52,631

                                                                                                                     ___________

                                                                                                                        336,996

                                                                                                                     ___________


Publishing and Broadcasting--5.3%   Comcast, Cl. A . . . . . . . . . . . . . . .                    675                  39,614

                                    Gannett  . . . . . . . . . . . . . . . . . .                    175                  11,583

                                    McGraw-Hill Cos. . . . . . . . . . . . . . .                     50                   5,094

                                    MediaOne Group . . . . . . . . . . . . . .(a)                   500                  23,500

                                    Tele-Communications, Cl. A, TCI Group  . .(a)                   675                  37,336

                                    Time Warner  . . . . . . . . . . . . . . . .                    275                  17,067

                                                                                                                     ___________

                                                                                                                        134,194

                                                                                                                     ___________


                 Restaurants--1.6%  McDonald's . . . . . . . . . . . . . . . . .                    425                  32,566

                                    Outback Steakhouse . . . . . . . . . . . .(a)                   225                   8,972

                                                                                                                     ___________

                                                                                                                         41,538

                                                                                                                     ___________


                      Retail--7.7%  Bed Bath & Beyond  . . . . . . . . . . . .(a)                   200                   6,825

                                    Best Buy . . . . . . . . . . . . . . . . .(a)                   100                   6,138

                                    Costco Cos.  . . . . . . . . . . . . . . .(a)                   350                  25,266

                                    Gap  . . . . . . . . . . . . . . . . . . . .                    375                  21,094

                                    Home Depot . . . . . . . . . . . . . . . . .                    650                  39,772

                                    Kohl's . . . . . . . . . . . . . . . . . .(a)                   225                  13,823

                                    Staples  . . . . . . . . . . . . . . . . .(a)                   150                   6,553

                                    Wal-Mart Stores  . . . . . . . . . . . . . .                    700                  57,006

                                    Walgreen . . . . . . . . . . . . . . . . . .                    325                  19,033

                                                                                                                     ___________

                                                                                                                        195,510

                                                                                                                     ___________


              Semiconductors--3.5%  Intel  . . . . . . . . . . . . . . . . . . .                    675                  80,030

                                    Texas Instruments  . . . . . . . . . . . . .                    100                   8,556

                                                                                                                     ___________

                                                                                                                         88,586

                                                                                                                     ___________


                 Supermarkets--.8%  Safeway  . . . . . . . . . . . . . . . . .(a)                   325                  19,805

                                                                                                                     ___________


Telecommunication

                   Equipment--4.4%  Lucent Technologies  . . . . . . . . . . . .                    575                  63,250

                                    Motorola . . . . . . . . . . . . . . . . . .                    175                  10,686

                                    Nokia, Cl. A, A.D.R. . . . . . . . . . . . .                    200                  24,088

                                    Qwest Communications . . . . . . . . . . .(a)                   250                  12,500

                                                                                                                     ___________

                                                                                                                        110,524

                                                                                                                     ___________


DREYFUS INVESTMENT PORTFOLIOS, FOUNDERS GROWTH PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                                                            DECEMBER 31, 1998

Common Stocks (continued)                                                                   Shares                 Value
-------------------------------------------------------------------------------        ------------------     ------------------

  Telecommunication Services--6.2%  Airtouch Communications  . . . . . . . . .(a)                   475            $     34,259

                                    BellSouth  . . . . . . . . . . . . . . . . .                    475                  23,691

                                    MCI WorldCom . . . . . . . . . . . . . . .(a)                 1,050                  75,338

                                    SBC Communications . . . . . . . . . . . . .                    450                  24,131

                                                                                                                     ___________

                                                                                                                        157,419
                                                                                                                     ___________


TOTAL INVESTMENTS (cost $2,138,374). . . . . . . . . . . . . . . . . . . . . . .                  95.1%              $2,419,714
                                                                                                _______             ___________

CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . . .                   4.9%             $   123,909
                                                                                                _______             ___________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 100.0%              $2,543,623
                                                                                                _______             ___________

Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a) Non-income producing.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INVESTMENT PORTFOLIOS, FOUNDERS GROWTH PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                         DECEMBER 31, 1998

                                                                                                     Cost             Value
                                                                                                  ___________       ___________
ASSETS:                          Investments in securities--See Statement of Investments . .       $2,138,374        $2,419,714

                                 Cash  . . . . . . . . . . . . . . . . . . . . . . . . . .                              110,212

                                 Receivable for investment securities sold . . . . . . . .                              351,850

                                 Dividends receivable  . . . . . . . . . . . . . . . . . .                                1,492

                                 Due from The Dreyfus Corporation and affiliates . . . . .                                2,400
                                                                                                                   ____________

                                                                                                                      2,885,668
                                                                                                                   ____________

LIABILITIES:                     Payable for investment securities purchased . . . . . . .                              335,263

                                 Accrued expenses  . . . . . . . . . . . . . . . . . . . .                                6,782
                                                                                                                   ____________

                                                                                                                        342,045
                                                                                                                   ____________

NET ASSETS     . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                           $2,543,623
                                                                                                                   ____________

REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                           $2,000,000

                                 Accumulated undistributed investment income--net  . . . .                                1,078

                                 Accumulated net realized gain (loss) on investments . . .                              261,205

                                 Accumulated net unrealized appreciation (depreciation)
on investments--Note 3 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                              281,340

                                                                                                                   ____________

NET ASSETS     . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                           $2,543,623
                                                                                                                   ____________

SHARES OUTSTANDING

(unlimited number of $.001 par value shares of Beneficial Interest authorized) . . . . . .                              160,000

NET ASSET VALUE, offering and redemption price per share . . . . . . . . . . . . . . . . .                               $15.90
                                                                                                                        _______

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INVESTMENT PORTFOLIOS, FOUNDERS GROWTH PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FROM SEPTEMBER 30, 1998 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1998

INVESTMENT INCOME
INCOME:                    Cash dividends  . . . . . . . . . . . . . . . . . . . . . . . .         $    2,802

                           Interest  . . . . . . . . . . . . . . . . . . . . . . . . . . .              3,991

                                                                                                    _________

                                 Total Income  . . . . . . . . . . . . . . . . . . . . . .                          $     6,793

EXPENSES:                  Investment advisory fee--Note 2(a)  . . . . . . . . . . . . . .              4,286

                           Auditing fees . . . . . . . . . . . . . . . . . . . . . . . . .              6,150

                           Prospectus and shareholders' reports  . . . . . . . . . . . .                  828

                           Trustees' fees and expenses--Note 2(b)  . . . . . . . . . . .                  683

                           Legal fees  . . . . . . . . . . . . . . . . . . . . . . . . . .                276

                           Custodian fees--Note 2(a) . . . . . . . . . . . . . . . . . . .                174

                           Shareholder servicing costs . . . . . . . . . . . . . . . . . .                 31

                           Miscellaneous     . . . . . . . . . . . . . . . . . . . . . . .                208

                                                                                                    _________

                                 Total Expenses  . . . . . . . . . . . . . . . . . . . . .             12,636

                           Less--expense reimbursement from Dreyfus due to
                              undertaking--Note 2(a) . . . . . . . . . . . . . . . . . .               (6,921)

                                                                                                    _________

                                 Net Expenses  . . . . . . . . . . . . . . . . . . . . . .                                5,715

                                                                                                                     __________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                1,078

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 3:

                           Net realized gain (loss) on investments . . . . . . . . . . . .           $261,205

                           Net unrealized appreciation (depreciation) on investments . . .            281,340

                                                                                                    _________

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS . . . . . . . . . . . . . . . . . .                              542,545

                                                                                                                     __________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . . . . .                               $543,623

                                                                                                                     __________


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INVESTMENT PORTFOLIOS, FOUNDERS GROWTH PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

FROM SEPTEMBER 30, 1998 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1998
OPERATIONS:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $       1,078

   Net realized gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        261,205

   Net unrealized appreciation (depreciation) on investments . . . . . . . . . . . . . . . . . . . . . . . . . .        281,340

                                                                                                                   ____________

       Net Increase (Decrease) in Net Assets Resulting from Operations . . . . . . . . . . . . . . . . . . . . .        543,623

                                                                                                                   ____________

BENEFICIAL INTEREST TRANSACTIONS:

   Net proceeds from shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      2,000,000

                                                                                                                   ____________

       Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      2,543,623

NET ASSETS:

   Beginning of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       --

                                                                                                                   ____________

   End of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $2,543,623

                                                                                                                   ____________

UNDISTRIBUTED INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $       1,078

                                                                                                                   ____________

                                                                                                                      Shares

                                                                                                                   ____________

CAPITAL SHARE TRANSACTIONS:

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        160,000

                                                                                                                   ____________

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INVESTMENT PORTFOLIOS, FOUNDERS GROWTH PORTFOLIO
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for the period from September 30, 1998
(commencement of operations) to December 31, 1998. This information has been derived from the Series' financial statements.

PER SHARE DATA:

   Net asset value, beginning of period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $12.50

                                                                                                                    ________

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          .01

   Net realized and unrealized gain (loss) on investments  . . . . . . . . . . . . . . . . . . . . . . . . . .         3.39

                                                                                                                    ________

   Total from Investment Operations  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         3.40

                                                                                                                    ________

   Net asset value, end of period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $15.90

                                                                                                                    ________


TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         27.20%*

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           .25%*

   Ratio of net investment income to average net assets  . . . . . . . . . . . . . . . . . . . . . . . . . . .           .05%*

   Decrease reflected in above expense ratio due to undertaking by Dreyfus . . . . . . . . . . . . . . . . . .           .31%*

   Portfolio Turnover Rate . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         75.65%*

   Net Assets, end of period (000's Omitted) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $2,544
-----------------------------

*   Not annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INVESTMENT PORTFOLIOS, FOUNDERS GROWTH PORTFOLIO
-----------------------------------------------------------------------------

NOTES    TO    FINANCIAL    STATEMENTS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

Dreyfus Investment Portfolios (the "Fund") had no operations until May 1, 1998 (commencement of operations) other than matters relating to its organization and registration as an open-end management investment company under the Investment Company Act of 1940, as amended (the "Act") and the Securities Act of 1933. The Fund operates as a series company currently offering five series, including the Founders Growth Portfolio (the "Series") which commenced operations on September 30, 1998. The Series is only offered to variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The Series is a diversified portfolio. The Series' investment objective is to provide long-term capital growth. The Dreyfus Corporation (" Dreyfus") serves as the Series' investment adviser. Dreyfus is a direct subsidiary of Mellon Bank, N.A. ("Mellon"), which is a wholly-owned subsidiary of Mellon Bank Corporation. Founders Asset Management LLC (" Founders" ) serves as the Series sub-investment adviser. Founders is a 90% -owned subsidiary of Mellon. Premier Mutual Fund Services, Inc. is the distributor of the Series' shares, which are sold without a sales charge.

  As of December 31, 1998, MBC Investment Corp., an indirect subsidiary of Mellon Bank Corporation, held 160,000 shares of the Series.

  The Fund accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

  The Series' financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (A) PORTFOLIO VALUATION: Investments in securities (including options and financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

  (B) FOREIGN CURRENCY TRANSACTIONS: The Series does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of DREYFUS INVESTMENT PORTFOLIOS, FOUNDERS GROWTH PORTFOLIO
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

assets and liabilities other than investments in securities resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(C) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis. Under the terms of the custody agreement, the Series receives net earnings credits based on available cash balances left on deposit.

(D) DIVIDENDS TO SHAREHOLDERS: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, are normally declared and paid annually, but the Series may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Series not to distribute such gain.

  (E) FEDERAL INCOME TAXES: It is the policy of the Series to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--INVESTMENT ADVISORY FEE, SUB-INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

  (A) Pursuant to an Investment Advisory Agreement with Dreyfus, the investment advisory fee is computed at the annual rate of .75 of 1% of the value of the Series' average daily net assets and is payable monthly. Dreyfus had undertaken from September 30, 1998 through December 31, 1998, to reduce the management fee and reimburse such excess expenses paid by the Series, to the extent that the Series' aggregate annual expenses (exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses) exceeded an annual rate of 1% of the value of the Series' average daily net assets. The expense reimbursement, pursuant to the undertaking, amounted to $6,921 during the period ended December 31, 1998.

  Pursuant   to   a   Sub-Investment   Advisory  Agreement  with  Founders,  the
sub-investment fees are payable monthly by Dreyfus, and are based upon the value of the Series' average daily net assets, computed at the following annual rates

                Average Net Assets

                ______________

                0 to $100 million                         .25 of 1%

                In excess of $100 million to $1 billion   .20 of 1%

                In excess of $1 billion to $1.5 billion   .16 of 1%

                In excess of $1.5 billion                 .10 of 1%

  The  Series  compensates  Dreyfus Transfer, Inc., a wholly-owned subsidiary of
Dreyfus,   under  a  transfer  agency  agreement  for  providing  personnel  and facilities to perform transfer agency services for the Series.

DREYFUS INVESTMENT PORTFOLIOS, FOUNDERS GROWTH PORTFOLIO
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

  The Series compensates Mellon under a custody agreement for providing custodial services for the Series. During the period ended December 31, 1998, the Series was charged $174 pursuant to the custody agreement.

  (B) Each trustee who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $1,000 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

NOTE 3--SECURITIES TRANSACTIONS:

  The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended December 31, 1998, amounted to $3,490,264 and $1,612,381, respectively.

  At December 31, 1998, accumulated net unrealized appreciation on investments was $281,340, consisting of $289,303 gross unrealized appreciation and $7,963 gross unrealized depreciation.

  At December 31, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

DREYFUS INVESTMENT PORTFOLIOS, FOUNDERS GROWTH PORTFOLIO
-----------------------------------------------------------------------------

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

SHAREHOLDERS AND BOARD OF TRUSTEES

DREYFUS INVESTMENT PORTFOLIOS, FOUNDERS GROWTH PORTFOLIO

  We have audited the accompanying statement of assets and liabilities, including the statement of investments of Dreyfus Investment Portfolios, Founders Growth Portfolio (one of the series constituting Dreyfus Investment Portfolios) as of December 31, 1998, and the related statements of operations, changes in net assets and financial highlights for the period from September 30, 1998 (commencement of operations) to December 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

  We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included verification by examination of securities held by the custodian as of December 31, 1998 and confirmation of securities not held by the custodian by correspondence with others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Investment Portfolios, Founders Growth Portfolio at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the period from September 30, 1998 to December 31, 1998, in conformity with generally accepted accounting principles.





New York, New York

February 04, 1999


                     [This Page Intentionally Left Blank]


                                   [reg.tm logo]

                                   (reg.tm)

DREYFUS INVESTMENT PORTFOLIOS,

FOUNDERS GROWTH PORTFOLIO

200 Park Avenue

New York, NY 10166

INVESTMENT ADVISER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

SUB-INVESTMENT ADVISER

Founders Asset Management LLC

Founders Financial Center

2930 East Third Avenue

Denver, CO 80206

CUSTODIAN

Mellon Bank, N.A.

One Mellon Bank Center

Pittsburgh, PA 15258

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940





Printed in U.S.A.                                             176AR9812

Investment Portfolios,

FOUNDERS GROWTH

PORTFOLIO

Annual Report

December 31, 1998




YEAR 2000 ISSUES (UNAUDITED)

  The fund could be adversely affected if the computer systems used by The Dreyfus Corporation and the fund' s other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

DREYFUS INVESTMENT PORTFOLIOS, FOUNDERS INTERNATIONAL EQUITY PORTFOLIO
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

  It is my privilege to introduce you to Douglas A. Loeffler, the portfolio manager of Dreyfus Investment Portfolios -- Founders International Equity Portfolio, which is subadvised by Founders Asset Management, LLC, a corporate affiliate of The Dreyfus Corporation.

  Doug Loeffler, who is Vice President of Investments at Founders and a Chartered Financial Analyst, joined Founders in 1995 as a senior international equities analyst. Before that he served for seven years with Scudder, Stevens & Clark as an international equities analyst and a quantitative analyst. He has a role in all of Founders' international products.

Doug received a BA from Washington State University and an MBA in finance from the University of Chicago. He is also a member of the Association for Investment Management and Research.

  Doug Loeffler has amply demonstrated at Founders his ability to manage international investments, and we are confident of his ability to manage this new portfolio on your behalf.

               Sincerely,


               [Stephen E. Canter, President signature]


               Stephen E. Canter, President

               The Dreyfus Corporation

January 29, 1999

New York, N.Y.



DREYFUS INVESTMENT PORTFOLIOS, FOUNDERS INTERNATIONAL EQUITY PORTFOLIO
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

  The Dreyfus Investment Portfolios -- Founders International Equity Portfolio, which commenced operations on September 30, 1998, produced a total return of 14.88% through December 31, 1998,* but lagged the 20.46% return of its benchmark, the Morgan Stanley Capital International (MSCI) World ex U.S.A. Index, for that period.** The reporting period was a tumultuous one for global stock markets. It began with a bang, as stock markets fell sharply the first week of October, and ended with a bang as many markets rebounded 30% or more from their early October lows.

  With the Founders International Equity Portfolio, we concentrate our research process on company fundamentals, not top-down forecasts or country allocations. The strong upward movement in share prices in the fourth quarter occurred at the same time as companies' earnings were being revised down sharply. We observed the rapid deterioration in companies' earning prospects during the reporting period and were cautious in our stock selection. The sharp snap-back in stock prices was led primarily by those stocks which had earlier fallen the most. As we did not own many of these companies, the Portfolio's performance suffered. In hindsight, our weighting in the technology sector was too low, which was costly to our performance when compared to many other international growth funds. At the time, we did not participate in the sharp rebound in many Southeast Asian markets, which caused us to underperform many international value funds.

  The approaching launch of the Euro in January 1999 began to occupy many investors' minds in the fourth quarter. We believed that the Euro currency launch would lead to a flow of funds into larger cap stocks in this region. We accordingly focused much of our research attention on larger cap Euro stocks and were able to find many attractive growth companies there. At the end of 1998, approximately 61% of the Portfolio was invested in the 11 Euro countries versus 46% for the MSCI World ex U.S.A. benchmark. This overweighted position benefited us during the quarter and, we believe, leaves us well-positioned for 1999.

MARKET OVERVIEW

  While we do not expect to see a global recession, it is our belief that the global economy is slowing, and that this trend will continue through 1999.

  Many areas of the world are still dealing with the devastation caused by the financial crises of 1998, especially in Asia. Some, particularly Brazil, are just beginning to face the problems brought by these crises. We do currently believe, however, that many of the Asian economies have seen the worst of these effects and are slowly recovering.

  This recovery is being helped in some countries, like Thailand and South Korea, by their governments' efforts to solve the problems in the economy and in the financial system. Japan is still struggling through a very difficult economic environment, and as we continue through 1999, it seems unlikely to us that we will see substantive reform of the Japanese economic system.

We currently believe that China will once again be the relative bright spot in Asia, although if 1999 is to be the year in which China begins to address the problems within its banks and state-owned enterprises, it could slightly damper the economy.

LOOKING    AHEAD

  We remain cautiously optimistic about foreign markets in 1999. Despite a weakened growth environment for Europe, we find it encouraging that in contrast to the U.S., many European markets such as Germany and France are not even close to their highs of last July.

  The Portfolio is still underweight in Japan and the rest of Asia, but we continue to look for attractive growth companies in this and all other regions. We are still waiting to see whether company earnings will live up to forecasts in 1999. The answer to this question can have a large effect on global valuation levels and whether or not strong stock market performance continues. We continually monitor our Portfolio in seeking to ensure that our holdings live up to expectations.

We will continue to use a bottom-up approach to invest in strong international names with competitive market positions, innovative products, and seasoned management.

               Sincerely,


               [Douglas A. Loeffer, CFA signature]


               Douglas A. Loeffer, CFA

               Portfolio Manager

January 29, 1999

Denver, CO

*Total return includes reinvestment of dividends and any capital gains paid. The Portfolio's performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.

**SOURCE: LIPPER ANALYTICAL SERVICES, INC. -- The Morgan Stanley Capital International (MSCI) World ex U.S.A. Index is an arithmetical average of the performance of 1,138 securities listed on the stock exchanges of Europe, Canada, Australia, New Zealand, and the Far East. Total return figures for this index assume change in share price and reinvestment of dividends after deduction of local taxes. An investor may not invest in this Index. The Index is the property of Morgan Stanley & Co. Incorporated and includes net dividends reinvested

DREYFUS INVESTMENT PORTFOLIOS, FOUNDERS INTERNATIONAL EQUITY PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                                                                          DECEMBER 31, 1998

Common Stocks--94.7%                                                                        Shares                  Value
-------------------------------------------------------------------------------        ------------------     ------------------
                   Argentina--1.5%  YPF Sociedad Anonima, ADS  . . . . . . . . .                  1,225            $     34,223

                                                                                                                    ___________


                     Austria--2.3%  Austria Tabak  . . . . . . . . . . . . . . .                    375                  28,769

                                    KTM Motorraholding . . . . . . . . . . . . .                    375                  25,249

                                                                                                                    ___________

                                                                                                                         54,018

                                                                                                                    ___________


                       Brazil--.3%  Aracruz Celulose, ADS  . . . . . . . . . . .                  1,000                   8,000

                                                                                                                    ___________


                      Canada--1.6%  MetroNet Communications, Cl. B . . . . . . .                    600  (a)             20,100

                                    Newbridge Networks . . . . . . . . . . . . .                    525  (a)             15,947

                                                                                                                    ___________

                                                                                                                         36,047

                                                                                                                    ___________


                     Finland--8.7%  Kone . . . . . . . . . . . . . . . . . . . .                    300                  34,957

                                    Merita . . . . . . . . . . . . . . . . . . .                  7,600                  48,331

                                    Nokia, ADS . . . . . . . . . . . . . . . . .                    375                  45,164

                                    Sonera Group . . . . . . . . . . . . . . . .                  2,700  (a)             48,525

                                    Sponda . . . . . . . . . . . . . . . . . . .                  3,800  (a)             22,289

                                                                                                                    ___________

                                                                                                                        199,266

                                                                                                                    ___________


                      France--7.5%  Altran Technologies  . . . . . . . . . . . .                    250                  60,327

                                    Cap Gemini . . . . . . . . . . . . . . . . .                    200                  32,115

                                    Danone . . . . . . . . . . . . . . . . . . .                    175                  50,123

                                    Dassault Systemes  . . . . . . . . . . . . .                    625                  29,392

                                                                                                                    ___________

                                                                                                                        171,957

                                                                                                                    ___________


                    Germany--10.1%  Continental  . . . . . . . . . . . . . . . .                    900                  24,856

                                    DaimlerChrysler  . . . . . . . . . . . . . .                    630  (a)             60,519

                                    Deutsche Lufthansa . . . . . . . . . . . . .                    950                  20,989

                                    Douglas Holding  . . . . . . . . . . . . . .                    700                  42,447

                                    Dresdner Bank  . . . . . . . . . . . . . . .                    400                  16,811

                                    Mannesmann . . . . . . . . . . . . . . . . .                    450                  51,603

                                    Schwarz Pharma . . . . . . . . . . . . . . .                    250                  14,411

                                                                                                                    ___________

                                                                                                                        231,636

                                                                                                                    ___________


                       Greece--.6%  Panafon Hellenic Telecom, ADS  . . . . . . .                    550  (a)             14,575

                                                                                                                    ___________


                     Ireland--2.3%  Elan, ADS  . . . . . . . . . . . . . . . . .                    750  (a)             52,172

                                                                                                                    ___________


                       Italy--6.2%  Alleanza Assicurazioni . . . . . . . . . . .                  2,600                  36,868

                                    Banca di Roma  . . . . . . . . . . . . . . .                 10,000  (a)             16,975

                                    Mondadori (Arnoldo) Editore  . . . . . . . .                  2,700  (a)             35,874

                                    Telecom Italia . . . . . . . . . . . . . . .                  1,500                  12,798

                                    Telecom Italia RNC . . . . . . . . . . . . .                  2,500                  15,712

                                    Unicredito Italiano  . . . . . . . . . . . .                  4,000                  23,678

                                                                                                                    ___________

                                                                                                                        141,905

                                                                                                                    ___________


DREYFUS INVESTMENT PORTFOLIOS, FOUNDERS INTERNATIONAL EQUITY PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                                                                DECEMBER 31, 1998

Common Stocks (continued)                                                                   Shares                  Value
-------------------------------------------------------------------------------        ------------------     ------------------

                      Japan--10.8%  Kao  . . . . . . . . . . . . . . . . . . . .                  1,800            $     40,537

                                    Konami . . . . . . . . . . . . . . . . . . .                  1,200                  34,655

                                    NTT Mobile Communications Network  . . . . .                      2                  82,134

                                    Ryohin Keikaku . . . . . . . . . . . . . . .                    300                  39,875

                                    Takefuji . . . . . . . . . . . . . . . . . .                    700                  51,002

                                                                                                                    ___________

                                                                                                                        248,203

                                                                                                                    ___________


                 Netherlands--8.3%  Benckiser  . . . . . . . . . . . . . . . . .                    600                  39,324

                                    ING Groep  . . . . . . . . . . . . . . . . .                    700                  42,708

                                    Oce  . . . . . . . . . . . . . . . . . . . .                    625                  22,480

                                    TNT Post Group . . . . . . . . . . . . . . .                  1,275                  41,103

                                    VNU  . . . . . . . . . . . . . . . . . . . .                  1,225                  46,214

                                                                                                                    ___________

                                                                                                                        191,829

                                                                                                                    ___________


                    Portugal--5.0%  Brisa-Auto Estradas de Portugal  . . . . . .                  1,250                  73,580

                                    Portugal Telecom . . . . . . . . . . . . . .                    900                  41,265

                                                                                                                    ___________

                                                                                                                        114,845

                                                                                                                    ___________


                       Spain--4.8%  Superdiplo . . . . . . . . . . . . . . . . .                  1,450  (a)             40,882

                                    Telefonica, ADS  . . . . . . . . . . . . . .                    255                  34,520

                                    Union Electrica Fenosa . . . . . . . . . . .                  2,000                  34,934

                                                                                                                    ___________

                                                                                                                        110,336

                                                                                                                    ___________


                      Sweden--3.0%  Netcom, Cl. B  . . . . . . . . . . . . . . .                  1,050  (a)             42,647

                                    Skandinaviska Enskilda Banken  . . . . . . .                  2,400                  25,256

                                                                                                                    ___________

                                                                                                                         67,903

                                                                                                                    ___________


                 Switzerland--4.8%  Novartis . . . . . . . . . . . . . . . . . .                     35                  68,777

                                    Swisscom . . . . . . . . . . . . . . . . . .                    100  (a)             41,849

                                                                                                                    ___________

                                                                                                                        110,626

                                                                                                                    ___________


                       Taiwan--.6%  Taiwan Semiconductor Manufacturing, ADS  . .                    900  (a)             12,769

                                                                                                                    ___________


             United Kingdom--15.4%  Allied Irish Banks . . . . . . . . . . . . .                  1,600                  28,383

                                    British Telecommunications . . . . . . . . .                  1,075                  16,138

                                    Cable & Wireless Communications  . . . . . .                  7,800  (a)             70,995

                                    Compass Group  . . . . . . . . . . . . . . .                  3,525                  40,237

                                    Dixons Group . . . . . . . . . . . . . . . .                  2,200                  30,839

                                    Esprit Telecom Group, ADR  . . . . . . . . .                    275  (a)             12,856

                                    Glaxo Wellcome, ADR  . . . . . . . . . . . .                    375                  26,062

                                    Ladbroke Group . . . . . . . . . . . . . . .                 11,000                  44,042

                                    Pearson  . . . . . . . . . . . . . . . . . .                  2,900                  57,358

                                    Royal & Sun Alliance Insurance Group . . . .                  3,400                  27,663

                                                                                                                    ___________

                                                                                                                        354,573

                                                                                                                    ___________


DREYFUS INVESTMENT PORTFOLIOS, FOUNDERS INTERNATIONAL EQUITY PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                                                              DECEMBER 31, 1998

Common Stocks (continued)                                                                   Shares                  Value
-------------------------------------------------------------------------------        ------------------     ------------------

                United States--.9%  Global Telesystems Group . . . . . . . . . .                    375  (a)      $      20,906

                                                                                                                    ___________

                                    TOTAL COMMON STOCKS

                                      (cost $1,832,514)  . . . . . . . . . . . .                                     $2,175,789

                                                                                                                    ___________



Preferred Stocks--2.2%
-------------------------------------------------------------------------------
                          Germany:  Hornbach Holding . . . . . . . . . . . . . .                    350            $     20,803

                                    ProSieben Media  . . . . . . . . . . . . . .                    625                  28,894
                                                                                                                    ___________

                                    TOTAL PREFERRED STOCKS

                                      (cost $65,758) . . . . . . . . . . . . . .                                   $     49,697
                                                                                                                    ___________


                                                                                             Principal

Short-Term Investments--3.4%                                                                   Amount
-------------------------------------------------------------------------------              -----------

              U.S. Treasury Bills:  3.87%, 1/14/99 . . . . . . . . . . . . . . .           $     21,000            $     20,973

                                    4.42%, 1/21/99 . . . . . . . . . . . . . . .                 58,000                  57,858
                                                                                                                    ___________

                                    TOTAL SHORT-TERM INVESTMENTS

                                      (cost $78,828) . . . . . . . . . . . . . .                                   $     78,831
                                                                                                                    ___________


TOTAL INVESTMENTS (cost $1,977,100). . . . . . . . . . . . . . . . . . . . . . .                 100.3%              $2,304,317
                                                                                                _______             ___________


LIABILITIES, LESS CASH AND RECEIVABLES . . . . . . . . . . . . . . . . . . . . .                  (.3%)          $      (7,169)
                                                                                                _______             ___________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 100.0%              $2,297,148
                                                                                                _______             ___________





Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a) Non-income producing.


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INVESTMENT PORTFOLIOS, FOUNDERS INTERNATIONAL EQUITY PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                                                                     DECEMBER 31, 1998

                                                                                                     Cost             Value
                                                                                                  ___________       ___________
ASSETS:                    Investments in securities--See Statement of Investments . . . .         $1,977,100        $2,304,317

                           Cash  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                               32,729

                           Receivable for investment securities sold . . . . . . . . . . .                               22,188

                           Dividends receivable  . . . . . . . . . . . . . . . . . . . . .                                  444

                           Due from The Dreyfus Corporation and affiliates . . . . . . . .                                1,912

                                                                                                                    ____________

                                                                                                                      2,361,590

                                                                                                                    ____________


LIABILITIES:               Payable for investment securities purchased . . . . . . . . . .                               46,795

                           Accrued expenses  . . . . . . . . . . . . . . . . . . . . . . .                               17,647

                                                                                                                   ____________

                                                                                                                         64,442

                                                                                                                   ____________


NET ASSETS     . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                           $2,297,148

                                                                                                                   ____________


REPRESENTED BY:            Paid-in capital . . . . . . . . . . . . . . . . . . . . . . . .                           $1,998,209

                           Accumulated net realized gain (loss) on investments
and foreign currency transactions. . . . . . . . . . . . . . . . . . . . . . . . . . . . .                              (28,274)

                           Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions . . . . . . . . . . . . . . . . . . . . .                              327,213

                                                                                                                   ____________

NET ASSETS     . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                           $2,297,148
                                                                                                                   ____________

SHARES OUTSTANDING

(UNLIMITED NUMBER OF $.001 PAR VALUE SHARES OF BENEFICIAL INTEREST AUTHORIZED) . . . . . .                              160,000

NET ASSET VALUE, offering and redemption price per share . . . . . . . . . . . . . . . . .                               $14.36
                                                                                                                        _______

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INVESTMENT PORTFOLIOS, FOUNDERS INTERNATIONAL EQUITY PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FROM SEPTEMBER 30, 1998 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1998

INVESTMENT INCOME
INCOME:                    Interest  . . . . . . . . . . . . . . . . . . . . . . . . . . .         $    4,397

                           Cash dividends (net of $242 foreign taxes
                              withheld at source)  . . . . . . . . . . . . . . . . . . . .              1,894

                                                                                                    _________

                                 Total Income  . . . . . . . . . . . . . . . . . . . . . .                           $    6,291

EXPENSES:                  Investment advisory fee--Note 2(a)  . . . . . . . . . . . . . .              5,388

                           Auditing fees . . . . . . . . . . . . . . . . . . . . . . . . .             10,000

                           Custodian fees  . . . . . . . . . . . . . . . . . . . . . . . .              5,879

                           Prospectus and shareholders' reports  . . . . . . . . . . . .                2,203

                           Registration fees . . . . . . . . . . . . . . . . . . . . . . .                556

                           Legal fees  . . . . . . . . . . . . . . . . . . . . . . . . . .                500

                           Trustees' fees and expenses--Note 2(b)  . . . . . . . . . . .                  153

                           Shareholder servicing costs . . . . . . . . . . . . . . . . . .                  8

                           Miscellaneous     . . . . . . . . . . . . . . . . . . . . . . .                475

                                                                                                    _________

                                 Total Expenses  . . . . . . . . . . . . . . . . . . . . .             25,162

                           Less--expense reimbursement from Dreyfus
                              due to undertaking--Note 2(a)  . . . . . . . . . . . . . .              (17,080)

                                                                                                    _________

                                 Net Expenses  . . . . . . . . . . . . . . . . . . . . . .                                8,082

                                                                                                                     __________

INVESTMENT (LOSS). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                               (1,791)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 3:

                           Net realized gain (loss) on investments
                              and foreign currency transactions  . . . . . . . . . . . . .          $ (28,274)

                           Net unrealized appreciation (depreciation) on investments
                              and foreign currency transactions  . . . . . . . . . . . . .            327,213

                                                                                                    _________

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS . . . . . . . . . . . . . . . . . .                              298,939

                                                                                                                     __________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . . . . .                               $297,148

                                                                                                                     __________


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INVESTMENT PORTFOLIOS, FOUNDERS INTERNATIONAL EQUITY PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

FROM SEPTEMBER 30, 1998 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1998

OPERATIONS:
   Investment (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $      (1,791)

   Net realized gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (28,274)

   Net unrealized appreciation (depreciation) on investments . . . . . . . . . . . . . . . . . . . . . . . . . .        327,213

                                                                                                                   ____________

       Net Increase (Decrease) in Net Assets Resulting from Operations . . . . . . . . . . . . . . . . . . . . .        297,148

                                                                                                                   ____________

BENEFICIAL INTEREST TRANSACTIONS:

   Net proceeds from shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      2,000,000

                                                                                                                   ____________

       Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      2,297,148

NET ASSETS:

   Beginning of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       --

                                                                                                                   ____________

   End of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $2,297,148

                                                                                                                   ____________


                                                                                                                     Shares

                                                                                                                   ____________

CAPITAL SHARE TRANSACTIONS:

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        160,000

                                                                                                                   ____________


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INVESTMENT PORTFOLIOS, FOUNDERS INTERNATIONAL EQUITY PORTFOLIO
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for the period from September 30, 1998
(commencement of operations) to December 31, 1998. This information has been derived from the Series' financial statements.


PER SHARE DATA:
   Net asset value, beginning of period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $12.50

                                                                                                                    ________

   Investment Operations:

   Investment (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (.01)

   Net realized and unrealized gain (loss) on investments  . . . . . . . . . . . . . . . . . . . . . . . . . .         1.87

                                                                                                                    ________

   Total from Investment Operations  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1.86

                                                                                                                    ________

   Net asset value, end of period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $14.36

                                                                                                                    ________


TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         14.88%*

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           .38%*

   Ratio of investment (loss) to average net assets  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (.08%)*

   Decrease reflected in above expense ratio due to undertaking by Dreyfus . . . . . . . . . . . . . . . . . .           .81%*

   Portfolio Turnover Rate . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         29.25%*

   Net Assets, end of period (000's Omitted) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $2,297
-----------------------------

*  Not annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INVESTMENT PORTFOLIOS, FOUNDERS INTERNATIONAL EQUITY PORTFOLIO
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

Dreyfus Investment Portfolios (the "Fund") had no operations until May 1, 1998 (commencement of operations) other than matters relating to its organization and registration as an open-end management investment company under the Investment Company Act of 1940, as amended (the "Act") and the Securities Act of 1933. The Fund operates as a series company currently offering five series, including the Founders International Equity Portfolio (the "Series" ) which commenced operations on September 30, 1998. The Series is only offered to variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The Series is a diversified portfolio. The Series' investment objective is to provide long-term capital growth. The Dreyfus Corporation (" Dreyfus" ) serves as the Series' investment adviser. Dreyfus is a direct subsidiary of Mellon Bank, N.A. ("Mellon"), which is a wholly-owned subsidiary of Mellon Bank Corporation. Founders Asset Management LLC ("Founders") serves as the Series' sub-investment adviser. Founders is a 90% -owned subsidiary of Mellon. Premier Mutual Fund Services, Inc. is the distributor of the Series' shares, which are sold without a sales charge.

  As of December 31, 1998, MBC Investment Corp., an indirect subsidiary of Mellon Bank Corporation, held 160,000 shares of the Series.

  The Fund accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

  The Series' financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (A) PORTFOLIO VALUATION: Investments in securities (including options and financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

(B) FOREIGN CURRENCY TRANSACTIONS: The Series does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series' books and the U.S. dollar equivalent of the DREYFUS INVESTMENT PORTFOLIOS, FOUNDERS INTERNATIONAL EQUITY PORTFOLIO
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

  amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(C) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis. Under the terms of the custody agreement, the Series received net earnings credits of $673 during the period ended December 31, 1998 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

(D) DIVIDENDS TO SHAREHOLDERS: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the Series may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Series not to distribute such gain.

  (E) FEDERAL INCOME TAXES: It is the policy of the Series to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

  The Series has an unused capital loss carryover of approximately $16,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 1998. The carryover does not include net realized securities losses from November 1, 1998 through December 31, 1998 which are treated, for Federal income tax purposes, as arising in fiscal 1999. If not applied, the carryover expires in fiscal 2006.

  During the period ended December 31, 1998, the Series reclassified $1,791 between paid-in capital and accumulated undistributed investment income-net. Net assets were not affected by this reclassification.

NOTE   2--INVESTMENT   ADVISORY  FEE,  SUB-INVESTMENT  ADVISORY  FEE  AND  OTHER
TRANSACTIONS WITH AFFILIATES:

  (A) Pursuant to an Investment Advisory Agreement with Dreyfus, the investment advisory fee is computed at the annual rate of 1% of the value of the Series' average daily net assets and is payable monthly. Dreyfus had undertaken from September 30, 1998 through December 31, 1998, to reduce the management fee and reimburse such excess expenses paid by the Series, to the extent that the Series' aggregate annual expenses (exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses) exceeded an annual rate of 1.50% of the value of the Series' average daily net assets. The expense reimbursement, pursuant to the undertaking, amounted to $17,080 during the period ended December 31, 1998.

DREYFUS INVESTMENT PORTFOLIOS, FOUNDERS INTERNATIONAL EQUITY PORTFOLIO
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

  Pursuant to a Sub-Investment Advisory Agreement with Founders, the sub-investment advisory fees are payable monthly by Dreyfus, and are based upon the value of the Series' average daily net assets, computed at the following annual rates:

                Average Net Assets

                ______________

                0 to $100 million                         .35 of 1%

                In excess of $100 million to $1 billion   .30 of 1%

                In excess of $1 billion to $1.5 billion   .26 of 1%

                In excess of $1.5 billion                 .20 of 1%

  The  Series  compensates  Dreyfus Transfer, Inc., a wholly-owned subsidiary of
Dreyfus,   under  a  transfer  agency  agreement  for  providing  personnel  and facilities to perform transfer agency services for the Series.

  (B) Each trustee who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $1,000 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

NOTE 3--SECURITIES TRANSACTIONS:

  The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended December 31, 1998, amounted to $2,529,168 and $601,715, respectively.

  At December 31, 1998, accumulated net unrealized appreciation on investments was $327,217, consisting of $356,714 gross unrealized appreciation and $29,497 gross unrealized depreciation.

  At December 31, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

DREYFUS INVESTMENT PORTFOLIOS, FOUNDERS INTERNATIONAL EQUITY PORTFOLIO
-----------------------------------------------------------------------------

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

SHAREHOLDERS AND BOARD OF TRUSTEES

DREYFUS INVESTMENT PORTFOLIOS, FOUNDERS INTERNATIONAL EQUITY PORTFOLIO

  We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Investment Portfolios, Founders International Equity Portfolio (one of the series constituting Dreyfus Investment Portfolios) as of December 31, 1998, and the related statements of operations and changes in net assets and financial highlights for the period from September 30, 1998 (commencement of operations) to December 31, 1998. These financial statements and financial highlights are the responsibility of the Fund' s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

  We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Investment Portfolios, Founders International Equity Portfolio at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the period from September 30, 1998 to December 31, 1998, in conformity with generally accepted accounting principles.





New York, New York

February 4, 1999


                                   [reg.tm logo]

                                   (reg.tm)

DREYFUS INVESTMENT PORTFOLIOS,

FOUNDERS INTERNATIONAL EQUITY PORTFOLIO

200 Park Avenue

New York, NY 10166

INVESTMENT ADVISER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

SUB-INVESTMENT ADVISER

Founders Asset Management LLC

Founders Financial Center

2930 East Third Avenue

Denver, CO 80206

CUSTODIAN

The Bank of New York

90 Washington Street

New York, NY 10286

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940





Printed in U.S.A.                                             177AR9812

Investment Portfolios,

FOUNDERS INTERNATIONAL EQUITY PORTFOLIO

Annual Report

December 31, 1998




YEAR 2000 ISSUES (UNAUDITED)

  The fund could be adversely affected if the computer systems used by The Dreyfus Corporation and the fund' s other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

DREYFUS INVESTMENT PORTFOLIOS, FOUNDERS PASSPORT PORTFOLIO
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

  It is my privilege to introduce you to Michael W. Gerding who manages Dreyfus Investment Portfolios -- Founders Passport Portfolio. He is a Senior Vice President of Investments for Founders Asset Management LLC, our corporate affiliate and subinvestment adviser of the Portfolio, and also is a Chartered Financial Analyst.

  Mike Gerding has been a member of the Founders Investment Department since 1990, when he joined the firm. Before joining Founders, he was a portfolio manager and research analyst with NCNB Texas from 1985 to 1990. He earned a BA in finance and an MBA from Texas Christian University.

  Mike Gerding has amply demonstrated his ability to manage international investments. We have full confidence that his experience at Founders will benefit investors in the Dreyfus Investment Portfolios -- Founders Passport Portfolio.

               Sincerely,


               [Stephen E. Canter, President signature]



               Stephen E. Canter, President

               The Dreyfus Corporation

January 29, 1999

New York, N.Y.



DREYFUS INVESTMENT PORTFOLIOS, FOUNDERS PASSPORT PORTFOLIO
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

  The Dreyfus Investment Portfolios -- Founders Passport Portfolio, which commenced operations on September 30, 1998, outperformed its benchmark index through December 31, 1998. The Portfolio gained 15.79%,* compared to the Morgan Stanley Capital International World ex U.S.A. Small Cap Index return of 13.51% for the same period.**

  Our strongest performance came from the Portfolio's telecommunications and technology stocks in Europe, as these industries rebounded dramatically from the lows set in the second week of October. And although our Japanese weighting was lower than the benchmark, it did contribute positively to the performance of the Portfolio in the fourth quarter.

MARKET OVERVIEW

  1998 was characterized by strong economic growth in Europe and the U.S., and crisis in nearly all the rest of the world. Markets reacted to this, and even in just the fourth quarter, we saw both the depths of despair as markets fell in response to several crises, and a major rebound as stock markets came to reflect what may be a more realistic assessment of the world's economies. It is our belief that the global economy began slowing in the second half of 1998, and that this trend will continue into 1999.

  Many areas of the world spent 1998 dealing with the devastation caused by the financial crises of 1998, especially Asia and Russia. Some, particularly Brazil, are just beginning to face the problems brought on by these crises. We do currently believe, however, that many of the Asian economies have seen the worst of these effects, and are slowly recovering. However, companies may not reflect this for some time, and as growth stock investors, we found very few investments in Asia during the reporting period.

PORTFOLIO FOCUS

  During the reporting period, our bottom-up, stock-by-stock focus on rapidly growing small companies for the Founders Passport Portfolio led us to a substantial overweighting in Europe. Approximately 70% of the Portfolio was invested in Europe at the end of the period, with the largest weights in the United Kingdom, Germany and France.

  Because it was so difficult to find growing companies in Japan, our weight there at the close of the period was very low, at 7%. Also, because of the crisis in Asia, earnings growth there has been nearly non-existent, and consequently, we owned only two names in all of the rest of Asia, with a total portfolio weight of only 2.4%.

LOOKING AHEAD

  We remain cautiously optimistic about foreign markets in 1999. Despite a weakened growth environment for Europe, we find it encouraging that in contrast to the U.S., many European markets such as Germany and France are not even close to their highs of last July.

  In this environment, our disciplined investment process becomes even more important. We will continue to choose investments for the Dreyfus Investment
Portfolios -- Founders Passport Portfolio one by one, going anywhere in the world to find well managed, small companies that meet our growth criteria.

               Sincerely,


               [Michael W. Gerding, CFA signature]



               Michael W. Gerding, CFA

               Portfolio Manager

January 29, 1999

Denver, CO

* Total return includes reinvestment of dividends and any capital gains paid. The Portfolio's performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.

**SOURCE: Morgan Stanley & Co. Incorporated--The Morgan Stanley Capital International World ex U.S.A. Small Cap Index is a weighted average of the performance of securities in 21 countries that includes companies with market capitalizations between US $200 million and $800 million. Total return figures assume change in share price and deduction of local taxes and excludes dividends reinvested. The Index is an unmanaged group of securities that does not reflect the costs of managing a mutual fund. An investor may not invest directly in this Index. The Index is the property of Morgan Stanley & Co. Incorporated.

DREYFUS INVESTMENT PORTFOLIOS, FOUNDERS PASSPORT PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                                                                              DECEMBER 31, 1998

Common Stocks--78.1%                                                                            Shares                 Value

--------------------------------------------------------------------------------              ----------            ------------
                      Austria--.7%  KTM Motorraholding . . . . . . . . . . . . .                    550            $     37,032

                                                                                                                    ___________

                       Brazil--.3%  Aracruz Celulose, ADS  . . . . . . . . . . .                  2,250                  18,000

                                                                                                                    ___________

                      Canada--4.0%  Cinar, ADR . . . . . . . . . . . . . . . . .                  7,000  (a)            177,625

                                    Dorel Industries, Cl. B  . . . . . . . . . .                  3,350  (a)             54,685

                                                                                                                    ___________

                                                                                                                        232,310

                                                                                                                    ___________

                     Denmark--2.7%  Kobenhavns Lufthavne . . . . . . . . . . . .                    775                  95,806

                                    Vestas Wind Systems  . . . . . . . . . . . .                  1,125  (a)             60,031

                                                                                                                    ___________

                                                                                                                        155,837

                                                                                                                    ___________

                     Finland--2.8%  KCI Konecranes International . . . . . . . .                  1,450                  65,865

                                    Raisio Group . . . . . . . . . . . . . . . .                  9,100                  98,847

                                                                                                                    ___________

                                                                                                                        164,712

                                                                                                                    ___________

                      France--6.2%  Altran Technologies  . . . . . . . . . . . .                    900                 217,178

                                    Dassault Systemes  . . . . . . . . . . . . .                  2,650                 124,620

                                    Royal Canin  . . . . . . . . . . . . . . . .                    250                  15,664

                                                                                                                    ___________

                                                                                                                        357,462

                                                                                                                    ___________

                     Germany--6.5%  Douglas Holding  . . . . . . . . . . . . . .                  1,550                  93,990

                                    IXOS Software  . . . . . . . . . . . . . . .                    275  (a)             61,915

                                    Schwarz Pharma . . . . . . . . . . . . . . .                  1,650                  95,111

                                    Sixt . . . . . . . . . . . . . . . . . . . .                  1,575                 123,874

                                                                                                                    ___________

                                                                                                                        374,890

                                                                                                                    ___________

                       Greece--.5%  Chipita International  . . . . . . . . . . .                    900                  29,219

                                                                                                                    ___________

                   Hong Kong--1.8%  VTech Holdings . . . . . . . . . . . . . . .                 24,000                 104,710

                                                                                                                    ___________

                     Ireland--2.0%  Ryanair Holdings, ADS  . . . . . . . . . . .                  3,125  (a)            117,969

                                                                                                                    ___________

                       Italy--3.9%  Bulgari  . . . . . . . . . . . . . . . . . .                 18,025                 107,170

                                    Gruppo Editoriale L'Espresso . . . . . . . .                  4,625                  40,628

                                    Industrie Natuzzi, ADS . . . . . . . . . . .                  3,125                  77,734

                                                                                                                    ___________

                                                                                                                        225,532

                                                                                                                    ___________

                       Japan--7.0%  Doutor Coffee  . . . . . . . . . . . . . . .                  2,400                  79,484

                                    Fuji Soft ABC  . . . . . . . . . . . . . . .                  2,000                 101,563

                                    Nippon System Development  . . . . . . . . .                  3,000                  92,732

                                    Ryohin Keikaku . . . . . . . . . . . . . . .                  1,000                 132,915

                                                                                                                    ___________

                                                                                                                        406,694

                                                                                                                    ___________

DREYFUS INVESTMENT PORTFOLIOS, FOUNDERS PASSPORT PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                                                                 DECEMBER 31, 1998

Common Stocks (continued)                                                                       Shares                 Value

--------------------------------------------------------------------------------              ----------            ------------

                 Netherlands--5.7%  Beter Bed Holding  . . . . . . . . . . . . .                  1,100            $     38,392

                                    Brunel International . . . . . . . . . . . .                  1,725                  34,928

                                    Hunter Douglas . . . . . . . . . . . . . . .                  2,175                  72,087

                                    IHC Caland . . . . . . . . . . . . . . . . .                  1,775                  73,773

                                    Nutreco Holding  . . . . . . . . . . . . . .                  2,750                 108,435

                                                                                                                    ___________

                                                                                                                        327,615

                                                                                                                    ___________

                      Norway--1.4%  Tomra Systems  . . . . . . . . . . . . . . .                  2,475                  81,067

                                                                                                                    ___________

                    Singapore--.6%  Natsteel Electronics . . . . . . . . . . . .                 14,000                  35,615

                                                                                                                    ___________

                       Spain--5.4%  Baron de Ley . . . . . . . . . . . . . . . .                  1,150  (a)             37,739

                                    TelePizza  . . . . . . . . . . . . . . . . .                 28,800  (a)            273,375

                                                                                                                    ___________

                                                                                                                        311,114

                                                                                                                    ___________

                      Sweden--3.9%  Haldex . . . . . . . . . . . . . . . . . . .                  2,425                  24,474

                                    NetCom . . . . . . . . . . . . . . . . . . .                  3,725  (a)            151,296

                                    Ortivus  . . . . . . . . . . . . . . . . . .                  2,225  (a)             16,157

                                    Semcon . . . . . . . . . . . . . . . . . . .                  4,000                  32,985

                                                                                                                    ___________

                                                                                                                        224,912

                                                                                                                    ___________

                 Switzerland--1.6%  Kudelski . . . . . . . . . . . . . . . . . .                     20  (a)             55,313

                                    Logitech International . . . . . . . . . . .                    300                  36,245

                                                                                                                    ___________

                                                                                                                         91,558

                                                                                                                    ___________

             United Kingdom--19.1%  BTG  . . . . . . . . . . . . . . . . . . . .                  4,700                  27,273

                                    British-Borneo Oil & Gas . . . . . . . . . .                 17,975                  31,290

                                    Capital Radio  . . . . . . . . . . . . . . .                  5,500                  53,343

                                    Eidos, ADR . . . . . . . . . . . . . . . . .                  2,450  (a)             39,353

                                    Energis  . . . . . . . . . . . . . . . . . .                  8,600  (a)            191,056

                                    Filtronic  . . . . . . . . . . . . . . . . .                  2,700                  27,082

                                    Flextech . . . . . . . . . . . . . . . . . .                  9,150  (a)             92,536

                                    ICON, ADR  . . . . . . . . . . . . . . . . .                  2,300                  77,050

                                    JBA Holdings . . . . . . . . . . . . . . . .                 11,450                  36,068

                                    Misys  . . . . . . . . . . . . . . . . . . .                  7,750                  56,245

                                    PizzaExpress . . . . . . . . . . . . . . . .                 14,050                 186,814

                                    Psion  . . . . . . . . . . . . . . . . . . .                 15,200                 146,664

                                    Select Appointment Holdings  . . . . . . . .                  8,500                  87,371

                                    Wetherspoon (J.D)  . . . . . . . . . . . . .                 18,000                  53,418

                                                                                                                    ___________

                                                                                                                      1,105,563

                                                                                                                    ___________

               United States--2.0%  Global TeleSystems Group . . . . . . . . . .                  2,100  (a)            117,075

                                                                                                                    ___________

                                    TOTAL COMMON STOCKS

                                       (cost $3,812,964) . . . . . . . . . . . .                                     $4,518,886

                                                                                                                    ___________


DREYFUS INVESTMENT PORTFOLIOS, FOUNDERS PASSPORT PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                                                                DECEMBER 31, 1998

Preferred Stocks--7.6%                                                                         Shares                  Value
--------------------------------------------------------------------------------              ----------            -----------

                          Germany:  Marschollek, Lautenschlaeger und Partner . .                    375             $   213,887

                                    Porsche  . . . . . . . . . . . . . . . . . .                    100                 228,146

                                                                                                                    ___________

                                    TOTAL PREFERRED STOCKS

                                       (cost $366,337) . . . . . . . . . . . . .                                    $   442,033
                                                                                                                    ___________

                                                                                              Principal

Short-Term Investments--14.0%                                                                  Amount
 -------------------------------------------------------------------------------------------  ----------

              U.S. Treasury Bills:  4.22%, 1/21/99 . . . . . . . . . . . . . . .            $   802,000             $   800,039

                                    4.31%, 2/4/99  . . . . . . . . . . . . . . .                 11,000                  10,955

                                                                                                                    ___________

                                    TOTAL SHORT-TERM INVESTMENTS

                                       (cost $811,075) . . . . . . . . . . . . .                                    $   810,994

                                                                                                                    ___________


TOTAL INVESTMENTS (cost $4,990,376). . . . . . . . . . . . . . . . . . . . . . .                  99.7%              $5,771,913

                                                                                                _______             ___________

CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . . .                    .3%            $     16,383
                                                                                                _______             ___________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 100.0%              $5,788,296
                                                                                                _______             ___________

Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a) Non-income producing.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INVESTMENT PORTFOLIOS, FOUNDERS PASSPORT PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                                                                     DECEMBER 31, 1998

                                                                                                    Cost              Value

                                                                                                  ___________       ___________
ASSETS:                    Investments in securities--See Statement of Investments . . . .         $4,990,376        $5,771,913

                           Cash  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                               38,116

                           Dividends receivable  . . . . . . . . . . . . . . . . . . . . .                                1,279

                           Due from The Dreyfus Corporation and affiliates . . . . . . . .                                1,179

                                                                                                                   ____________

                                                                                                                      5,812,487

                                                                                                                   ____________

LIABILITIES:               Payable for investment securities purchased . . . . . . . . . .                                4,381

                           Accrued expenses  . . . . . . . . . . . . . . . . . . . . . . .                               19,810

                                                                                                                   ____________

                                                                                                                         24,191

                                                                                                                   ____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                           $5,788,296

                                                                                                                   ____________

REPRESENTED BY:            Paid-in capital . . . . . . . . . . . . . . . . . . . . . . . .                           $5,005,600

                           Accumulated undistributed investment income--net  . . . . . . .                                  91

                           Accumulated net realized gain (loss) on investments
and foreign currency transactions. . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                1,077

                           Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions . . . . . . . . . . . . . . . . . . . . .                              781,528

                                                                                                                   ____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                           $5,788,296

                                                                                                                   ____________


SHARES OUTSTANDING

(UNLIMITED NUMBER OF $.001 PAR VALUE SHARES OF BENEFICIAL INTEREST AUTHORIZED) . . . . . .                              400,390

NET ASSET VALUE, offering and redemption price per share . . . . . . . . . . . . . . . . .                               $14.46

                                                                                                                        _______


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INVESTMENT PORTFOLIOS, FOUNDERS PASSPORT PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FROM SEPTEMBER 30, 1998 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1998

INVESTMENT INCOME
INCOME:                    Interest  . . . . . . . . . . . . . . . . . . . . . . . . . . .          $  17,703

                           Cash dividends (net of $435 foreign taxes
                              withheld at source)  . . . . . . . . . . . . . . . . . . . .              3,955

                                                                                                    _________

                                 Total Income  . . . . . . . . . . . . . . . . . . . . . .                            $  21,658

EXPENSES:                  Investment advisory fee--Note 2(a)  . . . . . . . . . . . . . .             13,578

                           Auditing fees . . . . . . . . . . . . . . . . . . . . . . . . .             10,000

                           Custodian fees  . . . . . . . . . . . . . . . . . . . . . . . .              7,526

                           Prospectus and shareholders' reports  . . . . . . . . . . . .                2,203

                           Registration fees . . . . . . . . . . . . . . . . . . . . . . .              1,392

                           Trustees' fees and expenses--Note 2(b)  . . . . . . . . . . .                  537

                           Legal fees  . . . . . . . . . . . . . . . . . . . . . . . . . .                500

                           Shareholder servicing costs . . . . . . . . . . . . . . . . . .                  8

                           Miscellaneous     . . . . . . . . . . . . . . . . . . . . . . .                458

                                                                                                    _________

                                 Total Expenses  . . . . . . . . . . . . . . . . . . . . .             36,202

                           Less--expense reimbursement from Dreyfus
                              due to undertaking--Note 2(a)  . . . . . . . . . . . . . .              (15,835)

                                                                                                    _________

                                 Net Expenses  . . . . . . . . . . . . . . . . . . . . . .                               20,367

                                                                                                                      _________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                1,291

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 3:

                           Net realized gain (loss) on investments
                              and foreign currency transactions  . . . . . . . . . . . . .         $    5,477

                           Net unrealized appreciation (depreciation) on investments
                              and foreign currency transactions  . . . . . . . . . . . . .            781,528

                                                                                                    _________

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS . . . . . . . . . . . . . . . . . .                              787,005

                                                                                                                      _________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . . . . .                               $788,296

                                                                                                                      _________

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INVESTMENT PORTFOLIOS, FOUNDERS PASSPORT PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

FROM SEPTEMBER 30, 1998 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1998

OPERATIONS:
   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $       1,291

   Net realized gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,477

   Net unrealized appreciation (depreciation) on investments . . . . . . . . . . . . . . . . . . . . . . . . . .        781,528

                                                                                                                    ___________

       Net Increase (Decrease) in Net Assets Resulting from Operations . . . . . . . . . . . . . . . . . . . . .        788,296

                                                                                                                    ___________

DIVIDENDS TO SHAREHOLDERS FROM:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (1,200)

   Net realized gain on investments  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (4,400)

                                                                                                                    ___________

       Total Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (5,600)

                                                                                                                    ___________

BENEFICIAL INTEREST TRANSACTIONS:

   Net proceeds from shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5,000,000

   Dividends reinvested  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,600

                                                                                                                    ___________

       Increase (Decrease) in Net Assets from Beneficial Interest Transactions . . . . . . . . . . . . . . . . .      5,005,600

                                                                                                                    ___________

          Total Increase (Decrease) in Net Assets  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5,788,296

NET ASSETS:

   Beginning of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            --

                                                                                                                    ___________

   End of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $5,788,296

                                                                                                                    ___________


UNDISTRIBUTED INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $         91

                                                                                                                    ___________


                                                                                                                      Shares

                                                                                                                    __________

CAPITAL SHARE TRANSACTIONS:

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        400,000

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            390

                                                                                                                    ___________

       Net Increase (Decrease) in Shares Outstanding . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        400,390

                                                                                                                    ___________


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INVESTMENT PORTFOLIOS, FOUNDERS PASSPORT PORTFOLIO
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for the period from September 30, 1998
(commencement of operations) to December 31, 1998. This information has been derived from the Series' financial statements.


PER SHARE DATA:
   Net asset value, beginning of period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $12.50

                                                                                                                    ________

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          .00(1)

   Net realized and unrealized gain (loss) on investments  . . . . . . . . . . . . . . . . . . . . . . . . . .         1.97

                                                                                                                    ________

   Total from Investment Operations  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1.97

                                                                                                                    ________

   Distributions:

   Dividends from investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (.00)(1)

   Dividends from net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (.01)

                                                                                                                    ________

   Total Distributions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (.01)

                                                                                                                    ________

   Net asset value, end of period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $14.46

                                                                                                                    ________


TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         15.79%(2)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           .38%(2)

   Ratio of net investment income to average net assets  . . . . . . . . . . . . . . . . . . . . . . . . . . .           .02%(2)

   Decrease reflected in above expense ratio due to undertaking by Dreyfus . . . . . . . . . . . . . . . . . .           .30%(2)

   Portfolio Turnover Rate . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3.98%(2)

   Net Assets, end of period (000's Omitted) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $5,788
-----------------------------

(1) Amount represents less than $.01 per share.

(2) Not annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INVESTMENT PORTFOLIOS, FOUNDERS PASSPORT PORTFOLIO
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

Dreyfus Investment Portfolios (the "Fund") had no operations until May 1, 1998 (commencement of operations) other than matters relating to its organization and registration as an open-end management investment company under the Investment Company Act of 1940, as amended (the "Act") and the Securities Act of 1933. The Fund operates as a series company currently offering five series, including the Founders Passport Portfolio (the "Series" ) which commenced operations on September 30, 1998. The Series is only offered to variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The Series is a diversified portfolio. The Series' investment objective is to provide capital appreciation. The Dreyfus Corporation (" Dreyfus" ) serves as the Series' investment adviser. Dreyfus is a direct subsidiary of Mellon Bank, N.A. ("Mellon"), which is a wholly-owned subsidiary of Mellon Bank Corporation. Founders Asset Management LLC ("Founders") serves as the Series' sub-investment adviser. Founders is a 90%-owned subsidiary of Mellon. Premier Mutual Fund Services, Inc. is the distributor of the Series' shares, which are sold without a sales charge.

  As of December 31, 1998, MBC Investment Corp., an indirect subsidiary of Mellon Bank Corporation, held 400,390 shares of the Series.

  The Fund accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

  The Series' financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (A) PORTFOLIO VALUATION: Investments in securities (including options and financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

(B) FOREIGN CURRENCY TRANSACTIONS: The Series does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(C) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis. Under the terms of the custody agreement, the Series received net DREYFUS INVESTMENT PORTFOLIOS, FOUNDERS PASSPORT PORTFOLIO
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

  earnings credits of $1,254 during the period ended December 31, 1998 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

(D) DIVIDENDS TO SHAREHOLDERS: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain are normally declared and paid annually, but the Series may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Series not to distribute such gain.

  (E) FEDERAL INCOME TAXES: It is the policy of the Series to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--INVESTMENT ADVISORY FEE, SUB-INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

  (A) Pursuant to an Investment Advisory Agreement with Dreyfus, the investment advisory fee is computed at the annual rate of 1% of the value of the Series' average daily net assets and is payable monthly. Dreyfus had undertaken from September 30, 1998 through December 31, 1998, to reduce the management fee and reimburse such excess expenses paid by the Series, to the extent that the Series' aggregate annual expenses (exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses) exceeded an annual rate of 1.50% of the value of the Series' average daily net assets. The expense reimbursement, pursuant to the undertaking, amounted to $15,835 during the period ended December 31, 1998.

  Pursuant to a Sub-Investment Advisory Agreement with Founders, the sub-investment advisory fees are payable monthly by Dreyfus, and are based upon the value of the Series' average daily net assets, computed at the following annual rates:

                Average Net Assets

                _________________

                0 to $100 million                         .35 of 1%

                In excess of $100 million to $1 billion   .30 of 1%

                In excess of $1 billion to $1.5 billion   .26 of 1%

                In excess of $1.5 billion                 .20 of 1%

  The  Series  compensates  Dreyfus Transfer, Inc., a wholly-owned subsidiary of
Dreyfus,   under  a  transfer  agency  agreement  for  providing  personnel  and facilities to perform transfer agency services for the Series.

  (B) Each trustee who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $1,000 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

NOTE 3--SECURITIES TRANSACTIONS:

  The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended December 31, 1998, amounted to $4,352,387 and $176,634, respectively.

  At December 31, 1998, accumulated net unrealized appreciation on investments was $781,537, consisting of $893,115 gross unrealized appreciation and $111,578 gross unrealized depreciation.

  At December 31, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

DREYFUS INVESTMENT PORTFOLIOS, FOUNDERS PASSPORT PORTFOLIO
-----------------------------------------------------------------------------

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

SHAREHOLDERS AND BOARD OF TRUSTEES

DREYFUS INVESTMENT PORTFOLIOS, FOUNDERS PASSPORT PORTFOLIO

  We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Investment Portfolios, Founders Passport Portfolio (one of the series constituting Dreyfus Investment Portfolios) as of December 31, 1998, and the related statements of operations and changes in net assets and financial highlights for the period from September 30, 1998 (commencement of operations) to December 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

  We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Investment Portfolios, Founders Passport Portfolio at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the period from September 30, 1998 to December 31, 1998, in conformity with generally accepted accounting principles.





New York, New York

February 4, 1999


                                   [reg.tm logo]

                                   (reg.tm)

DREYFUS INVESTMENT PORTFOLIOS,

FOUNDERS PASSPORT PORTFOLIO

200 Park Avenue

New York, NY 10166

INVESTMENT ADVISER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

SUB-INVESTMENT ADVISER

Founders Asset Management LLC

Founders Financial Center

2930 East Third Avenue

Denver, CO 80206

CUSTODIAN

The Bank of New York

90 Washington Street

New York, NY 10286

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940





Printed in U.S.A.                                             178AR9812

Investment Portfolios,

FOUNDERS PASSPORT PORTFOLIO

Annual Report

December 31, 1998